Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000221654 [Member] | American Electric Power Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[1]
C000221654 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
C000221654 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
C000221654 [Member] | Dell Technologies Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
C000221654 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
C000221654 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
C000221654 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[1]
C000221654 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[1]
C000221654 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
C000221654 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
C000221654 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000221654 [Member] | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000221654 [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000221654 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000221654 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000221654 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000221654 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000221654 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000221654 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000221654 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000221654 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000080506 [Member] | American Electric Power Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[2]
C000080506 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[2]
C000080506 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[2]
C000080506 [Member] | Dell Technologies Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[2]
C000080506 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[2]
C000080506 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[2]
C000080506 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[2]
C000080506 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[2]
C000080506 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[2]
C000080506 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[2]
C000080506 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000080506 [Member] | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000080506 [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000080506 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000080506 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000080506 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000080506 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000080506 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000080506 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000080506 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000080506 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000180195 [Member] | American Electric Power Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[3]
C000180195 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[3]
C000180195 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[3]
C000180195 [Member] | Dell Technologies Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[3]
C000180195 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[3]
C000180195 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[3]
C000180195 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[3]
C000180195 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[3]
C000180195 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[3]
C000180195 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[3]
C000180195 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000180195 [Member] | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000180195 [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000180195 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000180195 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000180195 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000180195 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000180195 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000180195 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000180195 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000180195 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000080509 [Member] | American Electric Power Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[4]
C000080509 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[4]
C000080509 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[4]
C000080509 [Member] | Dell Technologies Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[4]
C000080509 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[4]
C000080509 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[4]
C000080509 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[4]
C000080509 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[4]
C000080509 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[4]
C000080509 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[4]
C000080509 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000080509 [Member] | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000080509 [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000080509 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000080509 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000080509 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000080509 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000080509 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000080509 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000080509 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000080509 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000080508 [Member] | American Electric Power Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[5]
C000080508 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[5]
C000080508 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[5]
C000080508 [Member] | Dell Technologies Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[5]
C000080508 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[5]
C000080508 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[5]
C000080508 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[5]
C000080508 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[5]
C000080508 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[5]
C000080508 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[5]
C000080508 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000080508 [Member] | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000080508 [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000080508 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000080508 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000080508 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000080508 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000080508 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000080508 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000080508 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000080508 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000080507 [Member] | American Electric Power Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[6]
C000080507 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[6]
C000080507 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[6]
C000080507 [Member] | Dell Technologies Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[6]
C000080507 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[6]
C000080507 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[6]
C000080507 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[6]
C000080507 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[6]
C000080507 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[6]
C000080507 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[6]
C000080507 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000080507 [Member] | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000080507 [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000080507 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000080507 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000080507 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000080507 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000080507 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000080507 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000080507 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000080507 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000080514 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[7]
C000080514 [Member] | Dell Technologies Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[7]
C000080514 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[7]
C000080514 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[7]
C000080514 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[7]
C000080514 [Member] | Hewlett Packard Enterprise Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[7]
C000080514 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[7]
C000080514 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[7]
C000080514 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[7]
C000080514 [Member] | Microchip Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[7]
C000080514 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000080514 [Member] | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000080514 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000080514 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000080514 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000080514 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000080514 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000080514 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000080514 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000080514 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000080514 [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000080515 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[8]
C000080515 [Member] | Dell Technologies Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[8]
C000080515 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[8]
C000080515 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[8]
C000080515 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[8]
C000080515 [Member] | Hewlett Packard Enterprise Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[8]
C000080515 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[8]
C000080515 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[8]
C000080515 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[8]
C000080515 [Member] | Microchip Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[8]
C000080515 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000080515 [Member] | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000080515 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000080515 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000080515 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000080515 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000080515 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000080515 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000080515 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000080515 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000080515 [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000080516 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[9]
C000080516 [Member] | Dell Technologies Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[9]
C000080516 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[9]
C000080516 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[9]
C000080516 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[9]
C000080516 [Member] | Hewlett Packard Enterprise Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[9]
C000080516 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[9]
C000080516 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[9]
C000080516 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[9]
C000080516 [Member] | Microchip Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[9]
C000080516 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000080516 [Member] | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000080516 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000080516 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000080516 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000080516 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000080516 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000080516 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000080516 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000080516 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000080516 [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000127145 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[10]
C000127145 [Member] | Dell Technologies Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[10]
C000127145 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[10]
C000127145 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[10]
C000127145 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[10]
C000127145 [Member] | Hewlett Packard Enterprise Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[10]
C000127145 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[10]
C000127145 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[10]
C000127145 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[10]
C000127145 [Member] | Microchip Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[10]
C000127145 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000127145 [Member] | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000127145 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000127145 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000127145 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000127145 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000127145 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000127145 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000127145 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000127145 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000127145 [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000080517 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[11]
C000080517 [Member] | Dell Technologies Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[11]
C000080517 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[11]
C000080517 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[11]
C000080517 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[11]
C000080517 [Member] | Hewlett Packard Enterprise Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[11]
C000080517 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[11]
C000080517 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[11]
C000080517 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[11]
C000080517 [Member] | Microchip Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[11]
C000080517 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000080517 [Member] | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000080517 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000080517 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000080517 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000080517 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000080517 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000080517 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000080517 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000080517 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000080517 [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000086335 [Member] | Matching Fund Special Purpose Securitization Corp 5 00 due 10 1 30 10 1 39 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[12]
C000086335 [Member] | Puerto Rico Electric Power Authority zero coupon 7 00 due 7 1 19 7 1 43 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[12]
C000086335 [Member] | Puerto Rico Commonwealth Aqueduct And Sewer Authority 3 50 5 00 due 7 1 26 7 1 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[12]
C000086335 [Member] | Buckeye Tobacco Settlement Financing Authority 3 00 5 00 due 6 1 48 6 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[12]
C000086335 [Member] | Chicago Board of Education zero coupon 6 00 due 12 1 27 12 1 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[12]
C000086335 [Member] | Puerto Rico Sales Tax Financing Corp zero coupon 5 00 due 7 1 31 7 1 58 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[12]
C000086335 [Member] | Metropolitan Pier And Exposition Authority zero coupon 5 00 due 6 15 30 12 15 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[12]
C000086335 [Member] | Commonwealth of Puerto Rico zero coupon 4 00 due 7 1 33 11 1 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[12]
C000086335 [Member] | Public Finance Authority zero coupon 9 00 due 10 1 28 5 1 71 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[12]
C000086335 [Member] | New York Transportation Development Corp 4 00 5 50 due 10 1 30 12 31 60 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[12]
C000086335 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000086335 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000086335 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000086335 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000086335 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000086335 [Member] | OHIO
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000086335 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000086335 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000086335 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000086335 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000086335 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000185918 [Member] | Matching Fund Special Purpose Securitization Corp 5 00 due 10 1 30 10 1 39 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[13]
C000185918 [Member] | Puerto Rico Electric Power Authority zero coupon 7 00 due 7 1 19 7 1 43 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[13]
C000185918 [Member] | Puerto Rico Commonwealth Aqueduct And Sewer Authority 3 50 5 00 due 7 1 26 7 1 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[13]
C000185918 [Member] | Buckeye Tobacco Settlement Financing Authority 3 00 5 00 due 6 1 48 6 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[13]
C000185918 [Member] | Chicago Board of Education zero coupon 6 00 due 12 1 27 12 1 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[13]
C000185918 [Member] | Puerto Rico Sales Tax Financing Corp zero coupon 5 00 due 7 1 31 7 1 58 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[13]
C000185918 [Member] | Metropolitan Pier And Exposition Authority zero coupon 5 00 due 6 15 30 12 15 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[13]
C000185918 [Member] | Commonwealth of Puerto Rico zero coupon 4 00 due 7 1 33 11 1 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[13]
C000185918 [Member] | Public Finance Authority zero coupon 9 00 due 10 1 28 5 1 71 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[13]
C000185918 [Member] | New York Transportation Development Corp 4 00 5 50 due 10 1 30 12 31 60 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[13]
C000185918 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000185918 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000185918 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000185918 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000185918 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000185918 [Member] | OHIO
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000185918 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000185918 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000185918 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000185918 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000185918 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000086338 [Member] | Matching Fund Special Purpose Securitization Corp 5 00 due 10 1 30 10 1 39 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[14]
C000086338 [Member] | Puerto Rico Electric Power Authority zero coupon 7 00 due 7 1 19 7 1 43 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[14]
C000086338 [Member] | Puerto Rico Commonwealth Aqueduct And Sewer Authority 3 50 5 00 due 7 1 26 7 1 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[14]
C000086338 [Member] | Buckeye Tobacco Settlement Financing Authority 3 00 5 00 due 6 1 48 6 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[14]
C000086338 [Member] | Chicago Board of Education zero coupon 6 00 due 12 1 27 12 1 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[14]
C000086338 [Member] | Puerto Rico Sales Tax Financing Corp zero coupon 5 00 due 7 1 31 7 1 58 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[14]
C000086338 [Member] | Metropolitan Pier And Exposition Authority zero coupon 5 00 due 6 15 30 12 15 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[14]
C000086338 [Member] | Commonwealth of Puerto Rico zero coupon 4 00 due 7 1 33 11 1 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[14]
C000086338 [Member] | Public Finance Authority zero coupon 9 00 due 10 1 28 5 1 71 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[14]
C000086338 [Member] | New York Transportation Development Corp 4 00 5 50 due 10 1 30 12 31 60 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[14]
C000086338 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000086338 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000086338 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000086338 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000086338 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000086338 [Member] | OHIO
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000086338 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000086338 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000086338 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000086338 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000086338 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000086337 [Member] | Matching Fund Special Purpose Securitization Corp 5 00 due 10 1 30 10 1 39 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[15]
C000086337 [Member] | Puerto Rico Electric Power Authority zero coupon 7 00 due 7 1 19 7 1 43 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[15]
C000086337 [Member] | Puerto Rico Commonwealth Aqueduct And Sewer Authority 3 50 5 00 due 7 1 26 7 1 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[15]
C000086337 [Member] | Buckeye Tobacco Settlement Financing Authority 3 00 5 00 due 6 1 48 6 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[15]
C000086337 [Member] | Chicago Board of Education zero coupon 6 00 due 12 1 27 12 1 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[15]
C000086337 [Member] | Puerto Rico Sales Tax Financing Corp zero coupon 5 00 due 7 1 31 7 1 58 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[15]
C000086337 [Member] | Metropolitan Pier And Exposition Authority zero coupon 5 00 due 6 15 30 12 15 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[15]
C000086337 [Member] | Commonwealth of Puerto Rico zero coupon 4 00 due 7 1 33 11 1 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[15]
C000086337 [Member] | Public Finance Authority zero coupon 9 00 due 10 1 28 5 1 71 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[15]
C000086337 [Member] | New York Transportation Development Corp 4 00 5 50 due 10 1 30 12 31 60 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[15]
C000086337 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000086337 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000086337 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000086337 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000086337 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000086337 [Member] | OHIO
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000086337 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000086337 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000086337 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000086337 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000086337 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000086336 [Member] | Matching Fund Special Purpose Securitization Corp 5 00 due 10 1 30 10 1 39 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[16]
C000086336 [Member] | Puerto Rico Electric Power Authority zero coupon 7 00 due 7 1 19 7 1 43 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[16]
C000086336 [Member] | Puerto Rico Commonwealth Aqueduct And Sewer Authority 3 50 5 00 due 7 1 26 7 1 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[16]
C000086336 [Member] | Buckeye Tobacco Settlement Financing Authority 3 00 5 00 due 6 1 48 6 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[16]
C000086336 [Member] | Chicago Board of Education zero coupon 6 00 due 12 1 27 12 1 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[16]
C000086336 [Member] | Puerto Rico Sales Tax Financing Corp zero coupon 5 00 due 7 1 31 7 1 58 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[16]
C000086336 [Member] | Metropolitan Pier And Exposition Authority zero coupon 5 00 due 6 15 30 12 15 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[16]
C000086336 [Member] | Commonwealth of Puerto Rico zero coupon 4 00 due 7 1 33 11 1 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[16]
C000086336 [Member] | Public Finance Authority zero coupon 9 00 due 10 1 28 5 1 71 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[16]
C000086336 [Member] | New York Transportation Development Corp 4 00 5 50 due 10 1 30 12 31 60 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[16]
C000086336 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000086336 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000086336 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000086336 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000086336 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000086336 [Member] | OHIO
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000086336 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000086336 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000086336 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000086336 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000086336 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000087296 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[17]
C000087296 [Member] | Keyence Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[17]
C000087296 [Member] | RELX plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[17]
C000087296 [Member] | Linde plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[17]
C000087296 [Member] | ING Groep NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[17]
C000087296 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[17]
C000087296 [Member] | Samsung Electronics Co Ltd GDR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[17]
C000087296 [Member] | Vonovia SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[17]
C000087296 [Member] | Deutsche Post AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[17]
C000087296 [Member] | AstraZeneca plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[17]
C000087296 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000087296 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000087296 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000087296 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000087296 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000087296 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000087296 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000087296 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000087296 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000087296 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000087296 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000087297 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[18]
C000087297 [Member] | Keyence Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[18]
C000087297 [Member] | RELX plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[18]
C000087297 [Member] | Linde plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[18]
C000087297 [Member] | ING Groep NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[18]
C000087297 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[18]
C000087297 [Member] | Samsung Electronics Co Ltd GDR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[18]
C000087297 [Member] | Vonovia SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[18]
C000087297 [Member] | Deutsche Post AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[18]
C000087297 [Member] | AstraZeneca plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[18]
C000087297 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000087297 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000087297 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000087297 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000087297 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000087297 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000087297 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000087297 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000087297 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000087297 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000087297 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000087298 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[19]
C000087298 [Member] | Keyence Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[19]
C000087298 [Member] | RELX plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[19]
C000087298 [Member] | Linde plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[19]
C000087298 [Member] | ING Groep NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[19]
C000087298 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[19]
C000087298 [Member] | Samsung Electronics Co Ltd GDR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[19]
C000087298 [Member] | Vonovia SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[19]
C000087298 [Member] | Deutsche Post AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[19]
C000087298 [Member] | AstraZeneca plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[19]
C000087298 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000087298 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000087298 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000087298 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000087298 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000087298 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000087298 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000087298 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000087298 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000087298 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000087298 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000087295 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[20]
C000087295 [Member] | Keyence Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[20]
C000087295 [Member] | RELX plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[20]
C000087295 [Member] | Linde plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[20]
C000087295 [Member] | ING Groep NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[20]
C000087295 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[20]
C000087295 [Member] | Samsung Electronics Co Ltd GDR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[20]
C000087295 [Member] | Vonovia SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[20]
C000087295 [Member] | Deutsche Post AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[20]
C000087295 [Member] | AstraZeneca plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[20]
C000087295 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000087295 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000087295 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000087295 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000087295 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000087295 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000087295 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000087295 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000087295 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000087295 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000087295 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000221657 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[21]
C000221657 [Member] | Keyence Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[21]
C000221657 [Member] | RELX plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[21]
C000221657 [Member] | Linde plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[21]
C000221657 [Member] | ING Groep NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[21]
C000221657 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[21]
C000221657 [Member] | Samsung Electronics Co Ltd GDR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[21]
C000221657 [Member] | Vonovia SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[21]
C000221657 [Member] | Deutsche Post AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[21]
C000221657 [Member] | AstraZeneca plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[21]
C000221657 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000221657 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000221657 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000221657 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000221657 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000221657 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000221657 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000221657 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000221657 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000221657 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000221657 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000221659 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[22]
C000221659 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[22]
C000221659 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[22]
C000221659 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[22]
C000221659 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[22]
C000221659 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[22]
C000221659 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[22]
C000221659 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[22]
C000221659 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[22]
C000221659 [Member] | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[22]
C000221659 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000221659 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000221659 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000221659 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000221659 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000221659 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000221659 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000221659 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000221659 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000221659 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000221659 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000087312 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[23]
C000087312 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[23]
C000087312 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[23]
C000087312 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[23]
C000087312 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[23]
C000087312 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[23]
C000087312 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[23]
C000087312 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[23]
C000087312 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[23]
C000087312 [Member] | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[23]
C000087312 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087312 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000087312 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000087312 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000087312 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000087312 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000087312 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000087312 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000087312 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000087312 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000087312 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000087314 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[24]
C000087314 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[24]
C000087314 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[24]
C000087314 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[24]
C000087314 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[24]
C000087314 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[24]
C000087314 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[24]
C000087314 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[24]
C000087314 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[24]
C000087314 [Member] | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[24]
C000087314 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087314 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000087314 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000087314 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000087314 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000087314 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000087314 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000087314 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000087314 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000087314 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000087314 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000087313 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[25]
C000087313 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[25]
C000087313 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[25]
C000087313 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[25]
C000087313 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[25]
C000087313 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[25]
C000087313 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[25]
C000087313 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[25]
C000087313 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[25]
C000087313 [Member] | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[25]
C000087313 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087313 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000087313 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000087313 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000087313 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000087313 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000087313 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000087313 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000087313 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000087313 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000087313 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000087334 [Member] | TransDigm Inc 5 902 6 75 due 3 22 30 1 31 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[26]
C000087334 [Member] | Asurion LLC 7 413 9 017 due 1 19 29 2 23 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[26]
C000087334 [Member] | AthenaHealth Group Inc 6 402 due 2 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[26]
C000087334 [Member] | Clydesdale Acquisition Holdings Inc 6 827 8 75 due 4 13 29 4 1 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[26]
C000087334 [Member] | Allied Universal Holdco LLC 6 902 due 8 20 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[26]
C000087334 [Member] | Genesys Cloud Services Inc 6 152 due 1 30 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[26]
C000087334 [Member] | Clarios Global LP 6 152 6 402 due 5 6 30 1 28 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[26]
C000087334 [Member] | Indy US Holdco LLC 5 902 due 10 31 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[26]
C000087334 [Member] | Hologic Inc 5 924 due 4 7 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[26]
C000087334 [Member] | Univision Communications Inc 7 017 8 50 due 1 31 29 7 31 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[26]
C000087334 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.30%
C000087334 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000087334 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000087334 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000087334 [Member] | Services Business [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000087334 [Member] | Chemicals Plastics And Rubber [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000087334 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000087334 [Member] | High Tech Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000087334 [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000087334 [Member] | Healthcare And Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000087334 [Member] | Automobile Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000087336 [Member] | TransDigm Inc 5 902 6 75 due 3 22 30 1 31 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[27]
C000087336 [Member] | Asurion LLC 7 413 9 017 due 1 19 29 2 23 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[27]
C000087336 [Member] | AthenaHealth Group Inc 6 402 due 2 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[27]
C000087336 [Member] | Clydesdale Acquisition Holdings Inc 6 827 8 75 due 4 13 29 4 1 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[27]
C000087336 [Member] | Allied Universal Holdco LLC 6 902 due 8 20 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[27]
C000087336 [Member] | Genesys Cloud Services Inc 6 152 due 1 30 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[27]
C000087336 [Member] | Clarios Global LP 6 152 6 402 due 5 6 30 1 28 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[27]
C000087336 [Member] | Indy US Holdco LLC 5 902 due 10 31 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[27]
C000087336 [Member] | Hologic Inc 5 924 due 4 7 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[27]
C000087336 [Member] | Univision Communications Inc 7 017 8 50 due 1 31 29 7 31 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[27]
C000087336 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.30%
C000087336 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000087336 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000087336 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000087336 [Member] | Services Business [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000087336 [Member] | Chemicals Plastics And Rubber [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000087336 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000087336 [Member] | High Tech Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000087336 [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000087336 [Member] | Healthcare And Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000087336 [Member] | Automobile Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000087337 [Member] | TransDigm Inc 5 902 6 75 due 3 22 30 1 31 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[28]
C000087337 [Member] | Asurion LLC 7 413 9 017 due 1 19 29 2 23 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[28]
C000087337 [Member] | AthenaHealth Group Inc 6 402 due 2 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[28]
C000087337 [Member] | Clydesdale Acquisition Holdings Inc 6 827 8 75 due 4 13 29 4 1 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[28]
C000087337 [Member] | Allied Universal Holdco LLC 6 902 due 8 20 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[28]
C000087337 [Member] | Genesys Cloud Services Inc 6 152 due 1 30 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[28]
C000087337 [Member] | Clarios Global LP 6 152 6 402 due 5 6 30 1 28 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[28]
C000087337 [Member] | Indy US Holdco LLC 5 902 due 10 31 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[28]
C000087337 [Member] | Hologic Inc 5 924 due 4 7 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[28]
C000087337 [Member] | Univision Communications Inc 7 017 8 50 due 1 31 29 7 31 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[28]
C000087337 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.30%
C000087337 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000087337 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000087337 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000087337 [Member] | Services Business [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000087337 [Member] | Chemicals Plastics And Rubber [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000087337 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000087337 [Member] | High Tech Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000087337 [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000087337 [Member] | Healthcare And Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000087337 [Member] | Automobile Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000185929 [Member] | TransDigm Inc 5 902 6 75 due 3 22 30 1 31 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[29]
C000185929 [Member] | Asurion LLC 7 413 9 017 due 1 19 29 2 23 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[29]
C000185929 [Member] | AthenaHealth Group Inc 6 402 due 2 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[29]
C000185929 [Member] | Clydesdale Acquisition Holdings Inc 6 827 8 75 due 4 13 29 4 1 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[29]
C000185929 [Member] | Allied Universal Holdco LLC 6 902 due 8 20 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[29]
C000185929 [Member] | Genesys Cloud Services Inc 6 152 due 1 30 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[29]
C000185929 [Member] | Clarios Global LP 6 152 6 402 due 5 6 30 1 28 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[29]
C000185929 [Member] | Indy US Holdco LLC 5 902 due 10 31 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[29]
C000185929 [Member] | Hologic Inc 5 924 due 4 7 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[29]
C000185929 [Member] | Univision Communications Inc 7 017 8 50 due 1 31 29 7 31 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[29]
C000185929 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.30%
C000185929 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000185929 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000185929 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000185929 [Member] | Services Business [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000185929 [Member] | Chemicals Plastics And Rubber [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000185929 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000185929 [Member] | High Tech Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000185929 [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000185929 [Member] | Healthcare And Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000185929 [Member] | Automobile Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000087333 [Member] | TransDigm Inc 5 902 6 75 due 3 22 30 1 31 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[30]
C000087333 [Member] | Asurion LLC 7 413 9 017 due 1 19 29 2 23 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[30]
C000087333 [Member] | AthenaHealth Group Inc 6 402 due 2 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[30]
C000087333 [Member] | Clydesdale Acquisition Holdings Inc 6 827 8 75 due 4 13 29 4 1 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[30]
C000087333 [Member] | Allied Universal Holdco LLC 6 902 due 8 20 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[30]
C000087333 [Member] | Genesys Cloud Services Inc 6 152 due 1 30 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[30]
C000087333 [Member] | Clarios Global LP 6 152 6 402 due 5 6 30 1 28 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[30]
C000087333 [Member] | Indy US Holdco LLC 5 902 due 10 31 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[30]
C000087333 [Member] | Hologic Inc 5 924 due 4 7 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[30]
C000087333 [Member] | Univision Communications Inc 7 017 8 50 due 1 31 29 7 31 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[30]
C000087333 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.30%
C000087333 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000087333 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000087333 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000087333 [Member] | Services Business [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000087333 [Member] | Chemicals Plastics And Rubber [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000087333 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000087333 [Member] | High Tech Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000087333 [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000087333 [Member] | Healthcare And Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000087333 [Member] | Automobile Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000221660 [Member] | TransDigm Inc 5 902 6 75 due 3 22 30 1 31 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[31]
C000221660 [Member] | Asurion LLC 7 413 9 017 due 1 19 29 2 23 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[31]
C000221660 [Member] | AthenaHealth Group Inc 6 402 due 2 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[31]
C000221660 [Member] | Clydesdale Acquisition Holdings Inc 6 827 8 75 due 4 13 29 4 1 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[31]
C000221660 [Member] | Allied Universal Holdco LLC 6 902 due 8 20 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[31]
C000221660 [Member] | Genesys Cloud Services Inc 6 152 due 1 30 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[31]
C000221660 [Member] | Clarios Global LP 6 152 6 402 due 5 6 30 1 28 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[31]
C000221660 [Member] | Indy US Holdco LLC 5 902 due 10 31 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[31]
C000221660 [Member] | Hologic Inc 5 924 due 4 7 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[31]
C000221660 [Member] | Univision Communications Inc 7 017 8 50 due 1 31 29 7 31 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[31]
C000221660 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.30%
C000221660 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000221660 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000221660 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000221660 [Member] | Services Business [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000221660 [Member] | Chemicals Plastics And Rubber [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000221660 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000221660 [Member] | High Tech Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000221660 [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000221660 [Member] | Healthcare And Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000221660 [Member] | Automobile Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000221661 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000221661 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.70%
C000221661 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000221661 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000087350 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000087350 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.70%
C000087350 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000087350 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000087354 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000087354 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.70%
C000087354 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000087354 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000087353 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000087353 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.70%
C000087353 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000087353 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000087351 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000087351 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.70%
C000087351 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000087351 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000087356 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000087356 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000087356 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.00%
C000087356 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000087358 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000087358 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000087358 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.00%
C000087358 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000087359 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000087359 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000087359 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.00%
C000087359 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000087355 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000087355 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000087355 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.00%
C000087355 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000221662 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000221662 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000221662 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.00%
C000221662 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000221663 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000221663 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000221663 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.20%
C000221663 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000087360 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000087360 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000087360 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.20%
C000087360 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000087364 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000087364 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000087364 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.20%
C000087364 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000087363 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000087363 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000087363 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.20%
C000087363 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000087361 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000087361 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000087361 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.20%
C000087361 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000087366 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000087366 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.30%
C000087366 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000087368 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000087368 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.30%
C000087368 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000087369 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000087369 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.30%
C000087369 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000087365 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000087365 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.30%
C000087365 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000221664 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000221664 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.30%
C000221664 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000221665 [Member] | JPMorgan Chase And Co 4 255 due 10 22 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[32]
C000221665 [Member] | Trafigura Securitisation Finance plc Series 2024 1A 5 98 due 11 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[32]
C000221665 [Member] | Meta Platforms Inc 4 20 due 11 15 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[32]
C000221665 [Member] | Ford Motor Credit Co LLC 4 542 5 73 due 8 1 26 9 5 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[32]
C000221665 [Member] | Barclays plc 5 829 7 385 due 5 9 27 11 2 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[32]
C000221665 [Member] | UBS Group AG 4 398 6 327 due 12 22 27 9 23 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[32]
C000221665 [Member] | A And D Mortgage Trust 5 699 7 472 due 9 25 68 11 25 69 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[32]
C000221665 [Member] | BX Trust 5 355 5 496 due 4 15 41 12 15 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[32]
C000221665 [Member] | GNMA 0 70 5 50 due 5 16 50 6 16 63 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[32]
C000221665 [Member] | U S Treasury Notes 3 75 3 875 due 4 30 28 4 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.70%	[32]
C000221665 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000221665 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000221665 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000221665 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000221665 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.90%
C000087371 [Member] | JPMorgan Chase And Co 4 255 due 10 22 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[33]
C000087371 [Member] | Trafigura Securitisation Finance plc Series 2024 1A 5 98 due 11 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[33]
C000087371 [Member] | Meta Platforms Inc 4 20 due 11 15 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[33]
C000087371 [Member] | Ford Motor Credit Co LLC 4 542 5 73 due 8 1 26 9 5 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[33]
C000087371 [Member] | Barclays plc 5 829 7 385 due 5 9 27 11 2 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[33]
C000087371 [Member] | UBS Group AG 4 398 6 327 due 12 22 27 9 23 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[33]
C000087371 [Member] | A And D Mortgage Trust 5 699 7 472 due 9 25 68 11 25 69 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[33]
C000087371 [Member] | BX Trust 5 355 5 496 due 4 15 41 12 15 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[33]
C000087371 [Member] | GNMA 0 70 5 50 due 5 16 50 6 16 63 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[33]
C000087371 [Member] | U S Treasury Notes 3 75 3 875 due 4 30 28 4 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.70%	[33]
C000087371 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000087371 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000087371 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000087371 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000087371 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.90%
C000087370 [Member] | JPMorgan Chase And Co 4 255 due 10 22 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[34]
C000087370 [Member] | Trafigura Securitisation Finance plc Series 2024 1A 5 98 due 11 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[34]
C000087370 [Member] | Meta Platforms Inc 4 20 due 11 15 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[34]
C000087370 [Member] | Ford Motor Credit Co LLC 4 542 5 73 due 8 1 26 9 5 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[34]
C000087370 [Member] | Barclays plc 5 829 7 385 due 5 9 27 11 2 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[34]
C000087370 [Member] | UBS Group AG 4 398 6 327 due 12 22 27 9 23 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[34]
C000087370 [Member] | A And D Mortgage Trust 5 699 7 472 due 9 25 68 11 25 69 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[34]
C000087370 [Member] | BX Trust 5 355 5 496 due 4 15 41 12 15 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[34]
C000087370 [Member] | GNMA 0 70 5 50 due 5 16 50 6 16 63 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[34]
C000087370 [Member] | U S Treasury Notes 3 75 3 875 due 4 30 28 4 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.70%	[34]
C000087370 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000087370 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000087370 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000087370 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000087370 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.90%
C000087372 [Member] | JPMorgan Chase And Co 4 255 due 10 22 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[35]
C000087372 [Member] | Trafigura Securitisation Finance plc Series 2024 1A 5 98 due 11 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[35]
C000087372 [Member] | Meta Platforms Inc 4 20 due 11 15 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[35]
C000087372 [Member] | Ford Motor Credit Co LLC 4 542 5 73 due 8 1 26 9 5 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[35]
C000087372 [Member] | Barclays plc 5 829 7 385 due 5 9 27 11 2 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[35]
C000087372 [Member] | UBS Group AG 4 398 6 327 due 12 22 27 9 23 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[35]
C000087372 [Member] | A And D Mortgage Trust 5 699 7 472 due 9 25 68 11 25 69 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[35]
C000087372 [Member] | BX Trust 5 355 5 496 due 4 15 41 12 15 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[35]
C000087372 [Member] | GNMA 0 70 5 50 due 5 16 50 6 16 63 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[35]
C000087372 [Member] | U S Treasury Notes 3 75 3 875 due 4 30 28 4 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.70%	[35]
C000087372 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000087372 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000087372 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000087372 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000087372 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.90%
C000087374 [Member] | U S Treasury Notes 3 75 4 125 due 4 30 28 2 15 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%	[36]
C000087374 [Member] | U S Treasury Bonds 4 625 4 75 due 2 15 46 2 15 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[36]
C000087374 [Member] | UMBS 30 Year 2 00 6 00 due 12 1 44 10 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[36]
C000087374 [Member] | GNMA zero coupon 7 881 due 7 20 44 3 16 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[36]
C000087374 [Member] | UMBS Pool 30 Year 2 00 6 00 due 9 1 51 8 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[36]
C000087374 [Member] | Connecticut Avenue Securities Trust 5 345 13 01 due 11 25 39 2 25 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[36]
C000087374 [Member] | FNMA zero coupon 5 00 due 6 25 46 6 25 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[36]
C000087374 [Member] | FHLMC MSCR Trust 6 295 8 595 due 5 25 44 3 25 46 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[36]
C000087374 [Member] | FHLMC zero coupon 4 00 due 6 25 50 6 25 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[36]
C000087374 [Member] | FHLMC STACR REMIC Trust 4 995 10 745 due 9 25 41 1 25 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[36]
C000087374 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000087374 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000087374 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087374 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000087374 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000087374 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000087374 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000087374 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[37]
C000087374 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000087376 [Member] | U S Treasury Notes 3 75 4 125 due 4 30 28 2 15 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%	[38]
C000087376 [Member] | U S Treasury Bonds 4 625 4 75 due 2 15 46 2 15 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[38]
C000087376 [Member] | UMBS 30 Year 2 00 6 00 due 12 1 44 10 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[38]
C000087376 [Member] | GNMA zero coupon 7 881 due 7 20 44 3 16 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[38]
C000087376 [Member] | UMBS Pool 30 Year 2 00 6 00 due 9 1 51 8 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[38]
C000087376 [Member] | Connecticut Avenue Securities Trust 5 345 13 01 due 11 25 39 2 25 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[38]
C000087376 [Member] | FNMA zero coupon 5 00 due 6 25 46 6 25 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[38]
C000087376 [Member] | FHLMC MSCR Trust 6 295 8 595 due 5 25 44 3 25 46 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[38]
C000087376 [Member] | FHLMC zero coupon 4 00 due 6 25 50 6 25 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[38]
C000087376 [Member] | FHLMC STACR REMIC Trust 4 995 10 745 due 9 25 41 1 25 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[38]
C000087376 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000087376 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000087376 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087376 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000087376 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000087376 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000087376 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000087376 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[39]
C000087376 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000087377 [Member] | U S Treasury Notes 3 75 4 125 due 4 30 28 2 15 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%	[40]
C000087377 [Member] | U S Treasury Bonds 4 625 4 75 due 2 15 46 2 15 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[40]
C000087377 [Member] | UMBS 30 Year 2 00 6 00 due 12 1 44 10 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[40]
C000087377 [Member] | GNMA zero coupon 7 881 due 7 20 44 3 16 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[40]
C000087377 [Member] | UMBS Pool 30 Year 2 00 6 00 due 9 1 51 8 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[40]
C000087377 [Member] | Connecticut Avenue Securities Trust 5 345 13 01 due 11 25 39 2 25 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[40]
C000087377 [Member] | FNMA zero coupon 5 00 due 6 25 46 6 25 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[40]
C000087377 [Member] | FHLMC MSCR Trust 6 295 8 595 due 5 25 44 3 25 46 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[40]
C000087377 [Member] | FHLMC zero coupon 4 00 due 6 25 50 6 25 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[40]
C000087377 [Member] | FHLMC STACR REMIC Trust 4 995 10 745 due 9 25 41 1 25 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[40]
C000087377 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000087377 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000087377 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087377 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000087377 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000087377 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000087377 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000087377 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[41]
C000087377 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000127150 [Member] | U S Treasury Notes 3 75 4 125 due 4 30 28 2 15 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%	[42]
C000127150 [Member] | U S Treasury Bonds 4 625 4 75 due 2 15 46 2 15 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[42]
C000127150 [Member] | UMBS 30 Year 2 00 6 00 due 12 1 44 10 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[42]
C000127150 [Member] | GNMA zero coupon 7 881 due 7 20 44 3 16 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[42]
C000127150 [Member] | UMBS Pool 30 Year 2 00 6 00 due 9 1 51 8 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[42]
C000127150 [Member] | Connecticut Avenue Securities Trust 5 345 13 01 due 11 25 39 2 25 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[42]
C000127150 [Member] | FNMA zero coupon 5 00 due 6 25 46 6 25 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[42]
C000127150 [Member] | FHLMC MSCR Trust 6 295 8 595 due 5 25 44 3 25 46 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[42]
C000127150 [Member] | FHLMC zero coupon 4 00 due 6 25 50 6 25 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[42]
C000127150 [Member] | FHLMC STACR REMIC Trust 4 995 10 745 due 9 25 41 1 25 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[42]
C000127150 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000127150 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000127150 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000127150 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000127150 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000127150 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000127150 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000127150 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[43]
C000127150 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000087373 [Member] | U S Treasury Notes 3 75 4 125 due 4 30 28 2 15 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%	[44]
C000087373 [Member] | U S Treasury Bonds 4 625 4 75 due 2 15 46 2 15 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[44]
C000087373 [Member] | UMBS 30 Year 2 00 6 00 due 12 1 44 10 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[44]
C000087373 [Member] | GNMA zero coupon 7 881 due 7 20 44 3 16 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[44]
C000087373 [Member] | UMBS Pool 30 Year 2 00 6 00 due 9 1 51 8 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[44]
C000087373 [Member] | Connecticut Avenue Securities Trust 5 345 13 01 due 11 25 39 2 25 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[44]
C000087373 [Member] | FNMA zero coupon 5 00 due 6 25 46 6 25 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[44]
C000087373 [Member] | FHLMC MSCR Trust 6 295 8 595 due 5 25 44 3 25 46 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[44]
C000087373 [Member] | FHLMC zero coupon 4 00 due 6 25 50 6 25 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[44]
C000087373 [Member] | FHLMC STACR REMIC Trust 4 995 10 745 due 9 25 41 1 25 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[44]
C000087373 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000087373 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000087373 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087373 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000087373 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000087373 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000087373 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000087373 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[45]
C000087373 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000221666 [Member] | U S Treasury Notes 3 75 4 125 due 4 30 28 2 15 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%	[46]
C000221666 [Member] | U S Treasury Bonds 4 625 4 75 due 2 15 46 2 15 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[46]
C000221666 [Member] | UMBS 30 Year 2 00 6 00 due 12 1 44 10 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[46]
C000221666 [Member] | GNMA zero coupon 7 881 due 7 20 44 3 16 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[46]
C000221666 [Member] | UMBS Pool 30 Year 2 00 6 00 due 9 1 51 8 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[46]
C000221666 [Member] | Connecticut Avenue Securities Trust 5 345 13 01 due 11 25 39 2 25 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[46]
C000221666 [Member] | FNMA zero coupon 5 00 due 6 25 46 6 25 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[46]
C000221666 [Member] | FHLMC MSCR Trust 6 295 8 595 due 5 25 44 3 25 46 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[46]
C000221666 [Member] | FHLMC zero coupon 4 00 due 6 25 50 6 25 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[46]
C000221666 [Member] | FHLMC STACR REMIC Trust 4 995 10 745 due 9 25 41 1 25 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[46]
C000221666 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000221666 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000221666 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000221666 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000221666 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000221666 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000221666 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000221666 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[47]
C000221666 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000087378 [Member] | New Jersey Higher Education Student Assistance Authority 5 00 due 12 1 27 12 1 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[48]
C000087378 [Member] | Michigan Finance Authority 3 75 3 94 due 12 1 38 12 1 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[48]
C000087378 [Member] | Pennsylvania Economic Development Financing Authority 0 95 5 00 due 6 15 31 12 1 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[48]
C000087378 [Member] | San Antonio Water System Series A 3 40 due 5 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[48]
C000087378 [Member] | Main Street Natural Gas Inc 4 00 5 00 due 7 1 52 5 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[48]
C000087378 [Member] | California Community Choice Financing Authority 5 00 5 25 due 11 1 33 2 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[48]
C000087378 [Member] | City of New York 4 82 5 00 due 2 1 29 8 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[48]
C000087378 [Member] | Southern California Public Power Authority 3 10 5 00 due 7 1 28 7 1 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[48]
C000087378 [Member] | Southeast Energy Authority A Cooperative District 5 00 5 50 due 10 1 30 5 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[48]
C000087378 [Member] | Black Belt Energy Gas District 3 74 6 00 due 2 1 29 11 1 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[48]
C000087378 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000087378 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000087378 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000087378 [Member] | Closed End Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000087378 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.60%
C000195140 [Member] | New Jersey Higher Education Student Assistance Authority 5 00 due 12 1 27 12 1 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[49]
C000195140 [Member] | Michigan Finance Authority 3 75 3 94 due 12 1 38 12 1 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[49]
C000195140 [Member] | Pennsylvania Economic Development Financing Authority 0 95 5 00 due 6 15 31 12 1 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[49]
C000195140 [Member] | San Antonio Water System Series A 3 40 due 5 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[49]
C000195140 [Member] | Main Street Natural Gas Inc 4 00 5 00 due 7 1 52 5 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[49]
C000195140 [Member] | California Community Choice Financing Authority 5 00 5 25 due 11 1 33 2 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[49]
C000195140 [Member] | City of New York 4 82 5 00 due 2 1 29 8 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[49]
C000195140 [Member] | Southern California Public Power Authority 3 10 5 00 due 7 1 28 7 1 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[49]
C000195140 [Member] | Southeast Energy Authority A Cooperative District 5 00 5 50 due 10 1 30 5 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[49]
C000195140 [Member] | Black Belt Energy Gas District 3 74 6 00 due 2 1 29 11 1 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[49]
C000195140 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000195140 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000195140 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000195140 [Member] | Closed End Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000195140 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.60%
C000087380 [Member] | New Jersey Higher Education Student Assistance Authority 5 00 due 12 1 27 12 1 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[50]
C000087380 [Member] | Michigan Finance Authority 3 75 3 94 due 12 1 38 12 1 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[50]
C000087380 [Member] | Pennsylvania Economic Development Financing Authority 0 95 5 00 due 6 15 31 12 1 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[50]
C000087380 [Member] | San Antonio Water System Series A 3 40 due 5 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[50]
C000087380 [Member] | Main Street Natural Gas Inc 4 00 5 00 due 7 1 52 5 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[50]
C000087380 [Member] | California Community Choice Financing Authority 5 00 5 25 due 11 1 33 2 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[50]
C000087380 [Member] | City of New York 4 82 5 00 due 2 1 29 8 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[50]
C000087380 [Member] | Southern California Public Power Authority 3 10 5 00 due 7 1 28 7 1 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[50]
C000087380 [Member] | Southeast Energy Authority A Cooperative District 5 00 5 50 due 10 1 30 5 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[50]
C000087380 [Member] | Black Belt Energy Gas District 3 74 6 00 due 2 1 29 11 1 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[50]
C000087380 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000087380 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000087380 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000087380 [Member] | Closed End Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000087380 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.60%
C000222390 [Member] | New Jersey Higher Education Student Assistance Authority 5 00 due 12 1 27 12 1 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[51]
C000222390 [Member] | Michigan Finance Authority 3 75 3 94 due 12 1 38 12 1 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[51]
C000222390 [Member] | Pennsylvania Economic Development Financing Authority 0 95 5 00 due 6 15 31 12 1 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[51]
C000222390 [Member] | San Antonio Water System Series A 3 40 due 5 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[51]
C000222390 [Member] | Main Street Natural Gas Inc 4 00 5 00 due 7 1 52 5 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[51]
C000222390 [Member] | California Community Choice Financing Authority 5 00 5 25 due 11 1 33 2 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[51]
C000222390 [Member] | City of New York 4 82 5 00 due 2 1 29 8 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[51]
C000222390 [Member] | Southern California Public Power Authority 3 10 5 00 due 7 1 28 7 1 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[51]
C000222390 [Member] | Southeast Energy Authority A Cooperative District 5 00 5 50 due 10 1 30 5 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[51]
C000222390 [Member] | Black Belt Energy Gas District 3 74 6 00 due 2 1 29 11 1 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[51]
C000222390 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000222390 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000222390 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000222390 [Member] | Closed End Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000222390 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.60%
C000087379 [Member] | New Jersey Higher Education Student Assistance Authority 5 00 due 12 1 27 12 1 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[52]
C000087379 [Member] | Michigan Finance Authority 3 75 3 94 due 12 1 38 12 1 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[52]
C000087379 [Member] | Pennsylvania Economic Development Financing Authority 0 95 5 00 due 6 15 31 12 1 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[52]
C000087379 [Member] | San Antonio Water System Series A 3 40 due 5 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[52]
C000087379 [Member] | Main Street Natural Gas Inc 4 00 5 00 due 7 1 52 5 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[52]
C000087379 [Member] | California Community Choice Financing Authority 5 00 5 25 due 11 1 33 2 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[52]
C000087379 [Member] | City of New York 4 82 5 00 due 2 1 29 8 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[52]
C000087379 [Member] | Southern California Public Power Authority 3 10 5 00 due 7 1 28 7 1 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[52]
C000087379 [Member] | Southeast Energy Authority A Cooperative District 5 00 5 50 due 10 1 30 5 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[52]
C000087379 [Member] | Black Belt Energy Gas District 3 74 6 00 due 2 1 29 11 1 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[52]
C000087379 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000087379 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000087379 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000087379 [Member] | Closed End Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000087379 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.60%
C000087394 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[53]
C000087394 [Member] | AstraZeneca plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[53]
C000087394 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[53]
C000087394 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[53]
C000087394 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[53]
C000087394 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[53]
C000087394 [Member] | Shell plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[53]
C000087394 [Member] | British American Tobacco plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[53]
C000087394 [Member] | KBC Group NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[53]
C000087394 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[53]
C000087394 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000087394 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000087394 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000087394 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000087394 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000087394 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000087394 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000087394 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000087394 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000087394 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000087394 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000087395 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[54]
C000087395 [Member] | AstraZeneca plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[54]
C000087395 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[54]
C000087395 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[54]
C000087395 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[54]
C000087395 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[54]
C000087395 [Member] | Shell plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[54]
C000087395 [Member] | British American Tobacco plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[54]
C000087395 [Member] | KBC Group NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[54]
C000087395 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[54]
C000087395 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000087395 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000087395 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000087395 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000087395 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000087395 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000087395 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000087395 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000087395 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000087395 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000087395 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000087396 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[55]
C000087396 [Member] | AstraZeneca plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[55]
C000087396 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[55]
C000087396 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[55]
C000087396 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[55]
C000087396 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[55]
C000087396 [Member] | Shell plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[55]
C000087396 [Member] | British American Tobacco plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[55]
C000087396 [Member] | KBC Group NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[55]
C000087396 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[55]
C000087396 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000087396 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000087396 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000087396 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000087396 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000087396 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000087396 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000087396 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000087396 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000087396 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000087396 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000087393 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[56]
C000087393 [Member] | AstraZeneca plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[56]
C000087393 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[56]
C000087393 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[56]
C000087393 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[56]
C000087393 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[56]
C000087393 [Member] | Shell plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[56]
C000087393 [Member] | British American Tobacco plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[56]
C000087393 [Member] | KBC Group NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[56]
C000087393 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[56]
C000087393 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000087393 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000087393 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000087393 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000087393 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000087393 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000087393 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000087393 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000087393 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000087393 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000087393 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000112265 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[57]
C000112265 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[57]
C000112265 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[57]
C000112265 [Member] | U S Treasury Notes 3 75 4 125 due 4 30 28 2 15 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%	[57]
C000112265 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[57]
C000112265 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[57]
C000112265 [Member] | Vanguard Intermediate Term Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[57]
C000112265 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[57]
C000112265 [Member] | iShares Intermediate Government Credit Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[57]
C000112265 [Member] | Vanguard Russell 1000 Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[57]
C000112265 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000112265 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000112265 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000112265 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000112265 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000112265 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000112265 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.20%
C000112265 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000185940 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[58]
C000185940 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[58]
C000185940 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[58]
C000185940 [Member] | U S Treasury Notes 3 75 4 125 due 4 30 28 2 15 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%	[58]
C000185940 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[58]
C000185940 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[58]
C000185940 [Member] | Vanguard Intermediate Term Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[58]
C000185940 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[58]
C000185940 [Member] | iShares Intermediate Government Credit Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[58]
C000185940 [Member] | Vanguard Russell 1000 Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[58]
C000185940 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000185940 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000185940 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000185940 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000185940 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000185940 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000185940 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.20%
C000185940 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000112261 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[59]
C000112261 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[59]
C000112261 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[59]
C000112261 [Member] | U S Treasury Notes 3 75 4 125 due 4 30 28 2 15 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%	[59]
C000112261 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[59]
C000112261 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[59]
C000112261 [Member] | Vanguard Intermediate Term Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[59]
C000112261 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[59]
C000112261 [Member] | iShares Intermediate Government Credit Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[59]
C000112261 [Member] | Vanguard Russell 1000 Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[59]
C000112261 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000112261 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000112261 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000112261 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000112261 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000112261 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000112261 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.20%
C000112261 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000112260 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[60]
C000112260 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[60]
C000112260 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[60]
C000112260 [Member] | U S Treasury Notes 3 75 4 125 due 4 30 28 2 15 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%	[60]
C000112260 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[60]
C000112260 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[60]
C000112260 [Member] | Vanguard Intermediate Term Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[60]
C000112260 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[60]
C000112260 [Member] | iShares Intermediate Government Credit Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[60]
C000112260 [Member] | Vanguard Russell 1000 Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[60]
C000112260 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000112260 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000112260 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000112260 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000112260 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000112260 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000112260 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.20%
C000112260 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000112258 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[61]
C000112258 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[61]
C000112258 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[61]
C000112258 [Member] | U S Treasury Notes 3 75 4 125 due 4 30 28 2 15 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%	[61]
C000112258 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[61]
C000112258 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[61]
C000112258 [Member] | Vanguard Intermediate Term Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[61]
C000112258 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[61]
C000112258 [Member] | iShares Intermediate Government Credit Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[61]
C000112258 [Member] | Vanguard Russell 1000 Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[61]
C000112258 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000112258 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000112258 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000112258 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000112258 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000112258 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000112258 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.20%
C000112258 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000112270 [Member] | Vishay Intertechnology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[62]
C000112270 [Member] | Tower Semiconductor Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[62]
C000112270 [Member] | TTM Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[62]
C000112270 [Member] | Lundin Mining Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[62]
C000112270 [Member] | Kaiser Aluminum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[62]
C000112270 [Member] | Centuri Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[62]
C000112270 [Member] | Xometry Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[62]
C000112270 [Member] | Hexcel Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[62]
C000112270 [Member] | Power Integrations Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[62]
C000112270 [Member] | Laureate Education Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[62]
C000112270 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000112270 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000112270 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.10%
C000112270 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000112270 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000112270 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000112270 [Member] | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000112270 [Member] | Energy Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000112270 [Member] | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000112270 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000112270 [Member] | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000112267 [Member] | Vishay Intertechnology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[63]
C000112267 [Member] | Tower Semiconductor Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[63]
C000112267 [Member] | TTM Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[63]
C000112267 [Member] | Lundin Mining Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[63]
C000112267 [Member] | Kaiser Aluminum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[63]
C000112267 [Member] | Centuri Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[63]
C000112267 [Member] | Xometry Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[63]
C000112267 [Member] | Hexcel Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[63]
C000112267 [Member] | Power Integrations Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[63]
C000112267 [Member] | Laureate Education Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[63]
C000112267 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000112267 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000112267 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.10%
C000112267 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000112267 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000112267 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000112267 [Member] | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000112267 [Member] | Energy Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000112267 [Member] | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000112267 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000112267 [Member] | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000112268 [Member] | Vishay Intertechnology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[64]
C000112268 [Member] | Tower Semiconductor Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[64]
C000112268 [Member] | TTM Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[64]
C000112268 [Member] | Lundin Mining Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[64]
C000112268 [Member] | Kaiser Aluminum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[64]
C000112268 [Member] | Centuri Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[64]
C000112268 [Member] | Xometry Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[64]
C000112268 [Member] | Hexcel Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[64]
C000112268 [Member] | Power Integrations Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[64]
C000112268 [Member] | Laureate Education Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[64]
C000112268 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000112268 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000112268 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.10%
C000112268 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000112268 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000112268 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000112268 [Member] | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000112268 [Member] | Energy Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000112268 [Member] | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000112268 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000112268 [Member] | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000112269 [Member] | Vishay Intertechnology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[65]
C000112269 [Member] | Tower Semiconductor Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[65]
C000112269 [Member] | TTM Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[65]
C000112269 [Member] | Lundin Mining Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[65]
C000112269 [Member] | Kaiser Aluminum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[65]
C000112269 [Member] | Centuri Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[65]
C000112269 [Member] | Xometry Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[65]
C000112269 [Member] | Hexcel Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[65]
C000112269 [Member] | Power Integrations Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[65]
C000112269 [Member] | Laureate Education Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[65]
C000112269 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000112269 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000112269 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.10%
C000112269 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000112269 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000112269 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000112269 [Member] | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000112269 [Member] | Energy Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000112269 [Member] | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000112269 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000112269 [Member] | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000113213 [Member] | New York State Thruway Authority 4 00 5 25 due 1 1 39 3 15 59 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[66]
C000113213 [Member] | New York City Housing Development Corp 3 25 5 25 due 7 1 27 11 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[66]
C000113213 [Member] | New York City Municipal Water Finance Authority 4 00 5 25 due 6 15 45 6 15 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[66]
C000113213 [Member] | Battery Park City Authority 4 00 5 25 due 11 1 44 11 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[66]
C000113213 [Member] | Build NYC Resource Corp 4 00 6 00 due 6 1 32 6 15 63 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[66]
C000113213 [Member] | Metropolitan Transportation Authority zero coupon 5 00 due 11 1 32 11 15 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[66]
C000113213 [Member] | New York City Transitional Finance Authority 4 00 5 50 due 7 15 38 2 1 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[66]
C000113213 [Member] | New York Transportation Development Corp zero coupon 6 00 due 12 1 29 12 31 60 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[66]
C000113213 [Member] | Triborough Bridge And Tunnel Authority 3 35 5 50 due 1 1 32 12 1 59 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[66]
C000113213 [Member] | New York State Dormitory Authority 3 00 5 50 due 12 1 31 7 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[66]
C000113213 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000113213 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000113213 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000113213 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000113213 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000113213 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000113213 [Member] | General [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000113213 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000113213 [Member] | Certificate of Participation Lease [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000113213 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000113213 [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.70%
C000185944 [Member] | New York State Thruway Authority 4 00 5 25 due 1 1 39 3 15 59 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[67]
C000185944 [Member] | New York City Housing Development Corp 3 25 5 25 due 7 1 27 11 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[67]
C000185944 [Member] | New York City Municipal Water Finance Authority 4 00 5 25 due 6 15 45 6 15 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[67]
C000185944 [Member] | Battery Park City Authority 4 00 5 25 due 11 1 44 11 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[67]
C000185944 [Member] | Build NYC Resource Corp 4 00 6 00 due 6 1 32 6 15 63 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[67]
C000185944 [Member] | Metropolitan Transportation Authority zero coupon 5 00 due 11 1 32 11 15 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[67]
C000185944 [Member] | New York City Transitional Finance Authority 4 00 5 50 due 7 15 38 2 1 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[67]
C000185944 [Member] | New York Transportation Development Corp zero coupon 6 00 due 12 1 29 12 31 60 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[67]
C000185944 [Member] | Triborough Bridge And Tunnel Authority 3 35 5 50 due 1 1 32 12 1 59 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[67]
C000185944 [Member] | New York State Dormitory Authority 3 00 5 50 due 12 1 31 7 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[67]
C000185944 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000185944 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000185944 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000185944 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000185944 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000185944 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000185944 [Member] | General [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000185944 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000185944 [Member] | Certificate of Participation Lease [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000185944 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000185944 [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.70%
C000113212 [Member] | New York State Thruway Authority 4 00 5 25 due 1 1 39 3 15 59 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[68]
C000113212 [Member] | New York City Housing Development Corp 3 25 5 25 due 7 1 27 11 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[68]
C000113212 [Member] | New York City Municipal Water Finance Authority 4 00 5 25 due 6 15 45 6 15 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[68]
C000113212 [Member] | Battery Park City Authority 4 00 5 25 due 11 1 44 11 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[68]
C000113212 [Member] | Build NYC Resource Corp 4 00 6 00 due 6 1 32 6 15 63 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[68]
C000113212 [Member] | Metropolitan Transportation Authority zero coupon 5 00 due 11 1 32 11 15 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[68]
C000113212 [Member] | New York City Transitional Finance Authority 4 00 5 50 due 7 15 38 2 1 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[68]
C000113212 [Member] | New York Transportation Development Corp zero coupon 6 00 due 12 1 29 12 31 60 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[68]
C000113212 [Member] | Triborough Bridge And Tunnel Authority 3 35 5 50 due 1 1 32 12 1 59 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[68]
C000113212 [Member] | New York State Dormitory Authority 3 00 5 50 due 12 1 31 7 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[68]
C000113212 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000113212 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000113212 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000113212 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000113212 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000113212 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000113212 [Member] | General [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000113212 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000113212 [Member] | Certificate of Participation Lease [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000113212 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000113212 [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.70%
C000221672 [Member] | New York State Thruway Authority 4 00 5 25 due 1 1 39 3 15 59 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[69]
C000221672 [Member] | New York City Housing Development Corp 3 25 5 25 due 7 1 27 11 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[69]
C000221672 [Member] | New York City Municipal Water Finance Authority 4 00 5 25 due 6 15 45 6 15 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[69]
C000221672 [Member] | Battery Park City Authority 4 00 5 25 due 11 1 44 11 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[69]
C000221672 [Member] | Build NYC Resource Corp 4 00 6 00 due 6 1 32 6 15 63 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[69]
C000221672 [Member] | Metropolitan Transportation Authority zero coupon 5 00 due 11 1 32 11 15 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[69]
C000221672 [Member] | New York City Transitional Finance Authority 4 00 5 50 due 7 15 38 2 1 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[69]
C000221672 [Member] | New York Transportation Development Corp zero coupon 6 00 due 12 1 29 12 31 60 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[69]
C000221672 [Member] | Triborough Bridge And Tunnel Authority 3 35 5 50 due 1 1 32 12 1 59 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[69]
C000221672 [Member] | New York State Dormitory Authority 3 00 5 50 due 12 1 31 7 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[69]
C000221672 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000221672 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000221672 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000221672 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000221672 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000221672 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000221672 [Member] | General [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000221672 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000221672 [Member] | Certificate of Participation Lease [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000221672 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000221672 [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.70%
C000113211 [Member] | New York State Thruway Authority 4 00 5 25 due 1 1 39 3 15 59 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[70]
C000113211 [Member] | New York City Housing Development Corp 3 25 5 25 due 7 1 27 11 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[70]
C000113211 [Member] | New York City Municipal Water Finance Authority 4 00 5 25 due 6 15 45 6 15 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[70]
C000113211 [Member] | Battery Park City Authority 4 00 5 25 due 11 1 44 11 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[70]
C000113211 [Member] | Build NYC Resource Corp 4 00 6 00 due 6 1 32 6 15 63 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[70]
C000113211 [Member] | Metropolitan Transportation Authority zero coupon 5 00 due 11 1 32 11 15 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[70]
C000113211 [Member] | New York City Transitional Finance Authority 4 00 5 50 due 7 15 38 2 1 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[70]
C000113211 [Member] | New York Transportation Development Corp zero coupon 6 00 due 12 1 29 12 31 60 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[70]
C000113211 [Member] | Triborough Bridge And Tunnel Authority 3 35 5 50 due 1 1 32 12 1 59 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[70]
C000113211 [Member] | New York State Dormitory Authority 3 00 5 50 due 12 1 31 7 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[70]
C000113211 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000113211 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000113211 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000113211 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000113211 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000113211 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000113211 [Member] | General [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000113211 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000113211 [Member] | Certificate of Participation Lease [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000113211 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000113211 [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.70%
C000113210 [Member] | New York State Thruway Authority 4 00 5 25 due 1 1 39 3 15 59 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[71]
C000113210 [Member] | New York City Housing Development Corp 3 25 5 25 due 7 1 27 11 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[71]
C000113210 [Member] | New York City Municipal Water Finance Authority 4 00 5 25 due 6 15 45 6 15 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[71]
C000113210 [Member] | Battery Park City Authority 4 00 5 25 due 11 1 44 11 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[71]
C000113210 [Member] | Build NYC Resource Corp 4 00 6 00 due 6 1 32 6 15 63 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[71]
C000113210 [Member] | Metropolitan Transportation Authority zero coupon 5 00 due 11 1 32 11 15 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[71]
C000113210 [Member] | New York City Transitional Finance Authority 4 00 5 50 due 7 15 38 2 1 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[71]
C000113210 [Member] | New York Transportation Development Corp zero coupon 6 00 due 12 1 29 12 31 60 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[71]
C000113210 [Member] | Triborough Bridge And Tunnel Authority 3 35 5 50 due 1 1 32 12 1 59 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[71]
C000113210 [Member] | New York State Dormitory Authority 3 00 5 50 due 12 1 31 7 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[71]
C000113210 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000113210 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000113210 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000113210 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000113210 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000113210 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000113210 [Member] | General [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000113210 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000113210 [Member] | Certificate of Participation Lease [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000113210 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000113210 [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.70%
C000121097 [Member] | TransDigm Inc 4 625 7 125 due 8 15 28 12 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[72]
C000121097 [Member] | Churchill Downs Inc 4 75 5 75 due 4 1 27 4 1 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[72]
C000121097 [Member] | One011778 B C Unlimited Liability Co 3 875 6 125 due 1 15 28 10 15 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[72]
C000121097 [Member] | Organon And Co 4 125 5 125 due 4 30 28 4 30 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[72]
C000121097 [Member] | Talen Energy Supply LLC 5 652 6 153 due 5 17 30 11 25 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[72]
C000121097 [Member] | CCO Holdings LLC 4 25 6 375 due 5 1 27 2 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[72]
C000121097 [Member] | Venture Global LNG Inc 7 00 9 50 due 6 1 28 6 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[72]
C000121097 [Member] | Live Nation Entertainment Inc 3 75 6 50 due 5 15 27 1 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[72]
C000121097 [Member] | Great Outdoors Group LLC 6 902 due 1 23 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[72]
C000121097 [Member] | Cloud Software Group Inc 6 50 6 95 due 3 31 29 8 16 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[72]
C000121097 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.00%
C000121097 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000121097 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000121097 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000121097 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000121097 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000121098 [Member] | TransDigm Inc 4 625 7 125 due 8 15 28 12 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[73]
C000121098 [Member] | Churchill Downs Inc 4 75 5 75 due 4 1 27 4 1 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[73]
C000121098 [Member] | One011778 B C Unlimited Liability Co 3 875 6 125 due 1 15 28 10 15 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[73]
C000121098 [Member] | Organon And Co 4 125 5 125 due 4 30 28 4 30 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[73]
C000121098 [Member] | Talen Energy Supply LLC 5 652 6 153 due 5 17 30 11 25 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[73]
C000121098 [Member] | CCO Holdings LLC 4 25 6 375 due 5 1 27 2 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[73]
C000121098 [Member] | Venture Global LNG Inc 7 00 9 50 due 6 1 28 6 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[73]
C000121098 [Member] | Live Nation Entertainment Inc 3 75 6 50 due 5 15 27 1 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[73]
C000121098 [Member] | Great Outdoors Group LLC 6 902 due 1 23 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[73]
C000121098 [Member] | Cloud Software Group Inc 6 50 6 95 due 3 31 29 8 16 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[73]
C000121098 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.00%
C000121098 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000121098 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000121098 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000121098 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000121098 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000121099 [Member] | TransDigm Inc 4 625 7 125 due 8 15 28 12 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[74]
C000121099 [Member] | Churchill Downs Inc 4 75 5 75 due 4 1 27 4 1 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[74]
C000121099 [Member] | One011778 B C Unlimited Liability Co 3 875 6 125 due 1 15 28 10 15 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[74]
C000121099 [Member] | Organon And Co 4 125 5 125 due 4 30 28 4 30 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[74]
C000121099 [Member] | Talen Energy Supply LLC 5 652 6 153 due 5 17 30 11 25 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[74]
C000121099 [Member] | CCO Holdings LLC 4 25 6 375 due 5 1 27 2 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[74]
C000121099 [Member] | Venture Global LNG Inc 7 00 9 50 due 6 1 28 6 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[74]
C000121099 [Member] | Live Nation Entertainment Inc 3 75 6 50 due 5 15 27 1 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[74]
C000121099 [Member] | Great Outdoors Group LLC 6 902 due 1 23 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[74]
C000121099 [Member] | Cloud Software Group Inc 6 50 6 95 due 3 31 29 8 16 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[74]
C000121099 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.00%
C000121099 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000121099 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000121099 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000121099 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000121099 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000121101 [Member] | TransDigm Inc 4 625 7 125 due 8 15 28 12 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[75]
C000121101 [Member] | Churchill Downs Inc 4 75 5 75 due 4 1 27 4 1 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[75]
C000121101 [Member] | One011778 B C Unlimited Liability Co 3 875 6 125 due 1 15 28 10 15 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[75]
C000121101 [Member] | Organon And Co 4 125 5 125 due 4 30 28 4 30 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[75]
C000121101 [Member] | Talen Energy Supply LLC 5 652 6 153 due 5 17 30 11 25 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[75]
C000121101 [Member] | CCO Holdings LLC 4 25 6 375 due 5 1 27 2 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[75]
C000121101 [Member] | Venture Global LNG Inc 7 00 9 50 due 6 1 28 6 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[75]
C000121101 [Member] | Live Nation Entertainment Inc 3 75 6 50 due 5 15 27 1 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[75]
C000121101 [Member] | Great Outdoors Group LLC 6 902 due 1 23 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[75]
C000121101 [Member] | Cloud Software Group Inc 6 50 6 95 due 3 31 29 8 16 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[75]
C000121101 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.00%
C000121101 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000121101 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000121101 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000121101 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000121101 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000121298 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[76]
C000121298 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[76]
C000121298 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[76]
C000121298 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[76]
C000121298 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[76]
C000121298 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[76]
C000121298 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[76]
C000121298 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[76]
C000121298 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[76]
C000121298 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[76]
C000121298 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000121298 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000121298 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000121298 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000121298 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000121298 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000121298 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000121298 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000121298 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000121298 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000121298 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000185948 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[77]
C000185948 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[77]
C000185948 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[77]
C000185948 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[77]
C000185948 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[77]
C000185948 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[77]
C000185948 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[77]
C000185948 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[77]
C000185948 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[77]
C000185948 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[77]
C000185948 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000185948 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000185948 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000185948 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000185948 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000185948 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000185948 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000185948 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000185948 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000185948 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000185948 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000121296 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[78]
C000121296 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[78]
C000121296 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[78]
C000121296 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[78]
C000121296 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[78]
C000121296 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[78]
C000121296 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[78]
C000121296 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[78]
C000121296 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[78]
C000121296 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[78]
C000121296 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000121296 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000121296 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000121296 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000121296 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000121296 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000121296 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000121296 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000121296 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000121296 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000121296 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000121295 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[79]
C000121295 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[79]
C000121295 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[79]
C000121295 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[79]
C000121295 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[79]
C000121295 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[79]
C000121295 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[79]
C000121295 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[79]
C000121295 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[79]
C000121295 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[79]
C000121295 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000121295 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000121295 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000121295 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000121295 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000121295 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000121295 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000121295 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000121295 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000121295 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000121295 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000121293 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[80]
C000121293 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[80]
C000121293 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[80]
C000121293 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[80]
C000121293 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[80]
C000121293 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[80]
C000121293 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[80]
C000121293 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[80]
C000121293 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[80]
C000121293 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[80]
C000121293 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000121293 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000121293 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000121293 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000121293 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000121293 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000121293 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000121293 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000121293 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000121293 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000121293 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000123763 [Member] | California Community Choice Financing Authority 3 902 5 50 due 11 1 33 10 1 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[81]
C000123763 [Member] | California Municipal Finance Authority 3 242 5 50 due 7 15 29 7 1 57 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[81]
C000123763 [Member] | City of Los Angeles 5 00 5 50 due 5 15 29 5 15 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[81]
C000123763 [Member] | San Francisco City And County Airport Commission 5 00 5 75 due 5 1 42 5 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[81]
C000123763 [Member] | University of California 2 50 5 50 due 5 15 37 5 15 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[81]
C000123763 [Member] | Commonwealth of Puerto Rico zero coupon 5 75 due 7 1 27 11 1 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[81]
C000123763 [Member] | Puerto Rico Commonwealth Aqueduct And Sewer Authority 5 00 due 7 1 33 7 1 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[81]
C000123763 [Member] | Puerto Rico Sales Tax Financing Corp zero coupon 5 00 due 7 1 27 7 1 58 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[81]
C000123763 [Member] | Sacramento City Unified School District zero coupon 5 00 due 7 1 32 8 1 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[81]
C000123763 [Member] | Southern California Public Power Authority 3 10 5 25 due 7 1 36 7 1 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[81]
C000123763 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000123763 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000123763 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000123763 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000123763 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000123763 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000123763 [Member] | General [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000123763 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000123763 [Member] | Certificate of Participation Lease [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000123763 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000123763 [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000123764 [Member] | California Community Choice Financing Authority 3 902 5 50 due 11 1 33 10 1 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[82]
C000123764 [Member] | California Municipal Finance Authority 3 242 5 50 due 7 15 29 7 1 57 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[82]
C000123764 [Member] | City of Los Angeles 5 00 5 50 due 5 15 29 5 15 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[82]
C000123764 [Member] | San Francisco City And County Airport Commission 5 00 5 75 due 5 1 42 5 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[82]
C000123764 [Member] | University of California 2 50 5 50 due 5 15 37 5 15 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[82]
C000123764 [Member] | Commonwealth of Puerto Rico zero coupon 5 75 due 7 1 27 11 1 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[82]
C000123764 [Member] | Puerto Rico Commonwealth Aqueduct And Sewer Authority 5 00 due 7 1 33 7 1 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[82]
C000123764 [Member] | Puerto Rico Sales Tax Financing Corp zero coupon 5 00 due 7 1 27 7 1 58 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[82]
C000123764 [Member] | Sacramento City Unified School District zero coupon 5 00 due 7 1 32 8 1 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[82]
C000123764 [Member] | Southern California Public Power Authority 3 10 5 25 due 7 1 36 7 1 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[82]
C000123764 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000123764 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000123764 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000123764 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000123764 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000123764 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000123764 [Member] | General [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000123764 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000123764 [Member] | Certificate of Participation Lease [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000123764 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000123764 [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000221676 [Member] | California Community Choice Financing Authority 3 902 5 50 due 11 1 33 10 1 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[83]
C000221676 [Member] | California Municipal Finance Authority 3 242 5 50 due 7 15 29 7 1 57 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[83]
C000221676 [Member] | City of Los Angeles 5 00 5 50 due 5 15 29 5 15 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[83]
C000221676 [Member] | San Francisco City And County Airport Commission 5 00 5 75 due 5 1 42 5 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[83]
C000221676 [Member] | University of California 2 50 5 50 due 5 15 37 5 15 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[83]
C000221676 [Member] | Commonwealth of Puerto Rico zero coupon 5 75 due 7 1 27 11 1 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[83]
C000221676 [Member] | Puerto Rico Commonwealth Aqueduct And Sewer Authority 5 00 due 7 1 33 7 1 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[83]
C000221676 [Member] | Puerto Rico Sales Tax Financing Corp zero coupon 5 00 due 7 1 27 7 1 58 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[83]
C000221676 [Member] | Sacramento City Unified School District zero coupon 5 00 due 7 1 32 8 1 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[83]
C000221676 [Member] | Southern California Public Power Authority 3 10 5 25 due 7 1 36 7 1 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[83]
C000221676 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000221676 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000221676 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000221676 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000221676 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000221676 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000221676 [Member] | General [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000221676 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000221676 [Member] | Certificate of Participation Lease [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000221676 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000221676 [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000123765 [Member] | California Community Choice Financing Authority 3 902 5 50 due 11 1 33 10 1 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[84]
C000123765 [Member] | California Municipal Finance Authority 3 242 5 50 due 7 15 29 7 1 57 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[84]
C000123765 [Member] | City of Los Angeles 5 00 5 50 due 5 15 29 5 15 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[84]
C000123765 [Member] | San Francisco City And County Airport Commission 5 00 5 75 due 5 1 42 5 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[84]
C000123765 [Member] | University of California 2 50 5 50 due 5 15 37 5 15 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[84]
C000123765 [Member] | Commonwealth of Puerto Rico zero coupon 5 75 due 7 1 27 11 1 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[84]
C000123765 [Member] | Puerto Rico Commonwealth Aqueduct And Sewer Authority 5 00 due 7 1 33 7 1 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[84]
C000123765 [Member] | Puerto Rico Sales Tax Financing Corp zero coupon 5 00 due 7 1 27 7 1 58 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[84]
C000123765 [Member] | Sacramento City Unified School District zero coupon 5 00 due 7 1 32 8 1 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[84]
C000123765 [Member] | Southern California Public Power Authority 3 10 5 25 due 7 1 36 7 1 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[84]
C000123765 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000123765 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000123765 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000123765 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000123765 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000123765 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000123765 [Member] | General [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000123765 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000123765 [Member] | Certificate of Participation Lease [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000123765 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000123765 [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000185950 [Member] | California Community Choice Financing Authority 3 902 5 50 due 11 1 33 10 1 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[85]
C000185950 [Member] | California Municipal Finance Authority 3 242 5 50 due 7 15 29 7 1 57 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[85]
C000185950 [Member] | City of Los Angeles 5 00 5 50 due 5 15 29 5 15 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[85]
C000185950 [Member] | San Francisco City And County Airport Commission 5 00 5 75 due 5 1 42 5 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[85]
C000185950 [Member] | University of California 2 50 5 50 due 5 15 37 5 15 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[85]
C000185950 [Member] | Commonwealth of Puerto Rico zero coupon 5 75 due 7 1 27 11 1 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[85]
C000185950 [Member] | Puerto Rico Commonwealth Aqueduct And Sewer Authority 5 00 due 7 1 33 7 1 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[85]
C000185950 [Member] | Puerto Rico Sales Tax Financing Corp zero coupon 5 00 due 7 1 27 7 1 58 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[85]
C000185950 [Member] | Sacramento City Unified School District zero coupon 5 00 due 7 1 32 8 1 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[85]
C000185950 [Member] | Southern California Public Power Authority 3 10 5 25 due 7 1 36 7 1 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[85]
C000185950 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000185950 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000185950 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000185950 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000185950 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000185950 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000185950 [Member] | General [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000185950 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000185950 [Member] | Certificate of Participation Lease [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000185950 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000185950 [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000123766 [Member] | California Community Choice Financing Authority 3 902 5 50 due 11 1 33 10 1 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[86]
C000123766 [Member] | California Municipal Finance Authority 3 242 5 50 due 7 15 29 7 1 57 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[86]
C000123766 [Member] | City of Los Angeles 5 00 5 50 due 5 15 29 5 15 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[86]
C000123766 [Member] | San Francisco City And County Airport Commission 5 00 5 75 due 5 1 42 5 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[86]
C000123766 [Member] | University of California 2 50 5 50 due 5 15 37 5 15 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[86]
C000123766 [Member] | Commonwealth of Puerto Rico zero coupon 5 75 due 7 1 27 11 1 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[86]
C000123766 [Member] | Puerto Rico Commonwealth Aqueduct And Sewer Authority 5 00 due 7 1 33 7 1 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[86]
C000123766 [Member] | Puerto Rico Sales Tax Financing Corp zero coupon 5 00 due 7 1 27 7 1 58 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[86]
C000123766 [Member] | Sacramento City Unified School District zero coupon 5 00 due 7 1 32 8 1 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[86]
C000123766 [Member] | Southern California Public Power Authority 3 10 5 25 due 7 1 36 7 1 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[86]
C000123766 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000123766 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000123766 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000123766 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000123766 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000123766 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000123766 [Member] | General [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000123766 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000123766 [Member] | Certificate of Participation Lease [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000123766 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000123766 [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000170410 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[87]
C000170410 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[87]
C000170410 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[87]
C000170410 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[87]
C000170410 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[87]
C000170410 [Member] | West Pharmaceutical Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[87]
C000170410 [Member] | Hoya Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[87]
C000170410 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[87]
C000170410 [Member] | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[87]
C000170410 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[87]
C000170410 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000170410 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000170410 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000170410 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000170410 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000170410 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000170410 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	69.50%
C000170410 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000170410 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000170410 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000170410 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000170409 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[88]
C000170409 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[88]
C000170409 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[88]
C000170409 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[88]
C000170409 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[88]
C000170409 [Member] | West Pharmaceutical Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[88]
C000170409 [Member] | Hoya Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[88]
C000170409 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[88]
C000170409 [Member] | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[88]
C000170409 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[88]
C000170409 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000170409 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000170409 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000170409 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000170409 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000170409 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000170409 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	69.50%
C000170409 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000170409 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000170409 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000170409 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000170408 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[89]
C000170408 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[89]
C000170408 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[89]
C000170408 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[89]
C000170408 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[89]
C000170408 [Member] | West Pharmaceutical Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[89]
C000170408 [Member] | Hoya Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[89]
C000170408 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[89]
C000170408 [Member] | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[89]
C000170408 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[89]
C000170408 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000170408 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000170408 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000170408 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000170408 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000170408 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000170408 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	69.50%
C000170408 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000170408 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000170408 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000170408 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000170407 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[90]
C000170407 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[90]
C000170407 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[90]
C000170407 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[90]
C000170407 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[90]
C000170407 [Member] | West Pharmaceutical Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[90]
C000170407 [Member] | Hoya Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[90]
C000170407 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[90]
C000170407 [Member] | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[90]
C000170407 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[90]
C000170407 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000170407 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000170407 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000170407 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000170407 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000170407 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000170407 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	69.50%
C000170407 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000170407 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000170407 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000170407 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000194050 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[91]
C000194050 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[91]
C000194050 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[91]
C000194050 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[91]
C000194050 [Member] | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[91]
C000194050 [Member] | China Construction Bank Corp Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[91]
C000194050 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[91]
C000194050 [Member] | Aselsan Elektronik Sanayi ve Ticaret A S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[91]
C000194050 [Member] | Al Rajhi Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[91]
C000194050 [Member] | Samsung Electronics Co Ltd 0 000 1 880 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[91]
C000194050 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000194050 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000194050 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000194050 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000194050 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000194050 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000194050 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000194050 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000194050 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000194050 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000194050 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000194051 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[92]
C000194051 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[92]
C000194051 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[92]
C000194051 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[92]
C000194051 [Member] | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[92]
C000194051 [Member] | China Construction Bank Corp Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[92]
C000194051 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[92]
C000194051 [Member] | Aselsan Elektronik Sanayi ve Ticaret A S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[92]
C000194051 [Member] | Al Rajhi Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[92]
C000194051 [Member] | Samsung Electronics Co Ltd 0 000 1 880 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[92]
C000194051 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000194051 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000194051 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000194051 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000194051 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000194051 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000194051 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000194051 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000194051 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000194051 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000194051 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000194052 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[93]
C000194052 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[93]
C000194052 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[93]
C000194052 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[93]
C000194052 [Member] | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[93]
C000194052 [Member] | China Construction Bank Corp Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[93]
C000194052 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[93]
C000194052 [Member] | Aselsan Elektronik Sanayi ve Ticaret A S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[93]
C000194052 [Member] | Al Rajhi Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[93]
C000194052 [Member] | Samsung Electronics Co Ltd 0 000 1 880 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[93]
C000194052 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000194052 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000194052 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000194052 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000194052 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000194052 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000194052 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000194052 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000194052 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000194052 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000194052 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000194053 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[94]
C000194053 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[94]
C000194053 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[94]
C000194053 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[94]
C000194053 [Member] | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[94]
C000194053 [Member] | China Construction Bank Corp Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[94]
C000194053 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[94]
C000194053 [Member] | Aselsan Elektronik Sanayi ve Ticaret A S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[94]
C000194053 [Member] | Al Rajhi Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[94]
C000194053 [Member] | Samsung Electronics Co Ltd 0 000 1 880 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[94]
C000194053 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000194053 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000194053 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000194053 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000194053 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000194053 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000194053 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000194053 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000194053 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000194053 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000194053 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000194055 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[95]
C000194055 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[95]
C000194055 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[95]
C000194055 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[95]
C000194055 [Member] | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[95]
C000194055 [Member] | China Construction Bank Corp Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[95]
C000194055 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[95]
C000194055 [Member] | Aselsan Elektronik Sanayi ve Ticaret A S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[95]
C000194055 [Member] | Al Rajhi Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[95]
C000194055 [Member] | Samsung Electronics Co Ltd 0 000 1 880 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[95]
C000194055 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000194055 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000194055 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000194055 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000194055 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000194055 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000194055 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000194055 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000194055 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000194055 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000194055 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000204698 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000204698 [Member] | U S Treasury Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
C000212404 [Member] | Commonwealth of Puerto Rico zero coupon 5 75 due 7 1 27 11 1 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[96]
C000212404 [Member] | Black Belt Energy Gas District 3 44 5 50 due 12 1 26 12 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[96]
C000212404 [Member] | Chicago Board of Education 4 00 6 00 due 12 1 30 12 1 46 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[96]
C000212404 [Member] | New Hampshire Business Finance Authority zero coupon 6 125 due 4 1 30 11 1 64 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[96]
C000212404 [Member] | Los Angeles Department of Water And Power 5 00 due 7 1 28 7 1 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[96]
C000212404 [Member] | Main Street Natural Gas Inc 4 00 5 00 due 5 1 52 5 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[96]
C000212404 [Member] | Southeast Energy Authority A Cooperative District 5 00 5 50 due 10 1 30 1 1 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[96]
C000212404 [Member] | Kentucky Public Energy Authority 4 00 5 25 due 12 1 33 5 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[96]
C000212404 [Member] | Puerto Rico Sales Tax Financing Corp 4 329 4 55 due 7 1 40 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[96]
C000212404 [Member] | California Community Choice Financing Authority 3 902 5 25 due 3 1 36 4 1 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[96]
C000212404 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.20%
C000212404 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000212404 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000212404 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000212404 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000212404 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000212404 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000212404 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000212404 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000212404 [Member] | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000212404 [Member] | KENTUCKY
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000212407 [Member] | Commonwealth of Puerto Rico zero coupon 5 75 due 7 1 27 11 1 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[97]
C000212407 [Member] | Black Belt Energy Gas District 3 44 5 50 due 12 1 26 12 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[97]
C000212407 [Member] | Chicago Board of Education 4 00 6 00 due 12 1 30 12 1 46 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[97]
C000212407 [Member] | New Hampshire Business Finance Authority zero coupon 6 125 due 4 1 30 11 1 64 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[97]
C000212407 [Member] | Los Angeles Department of Water And Power 5 00 due 7 1 28 7 1 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[97]
C000212407 [Member] | Main Street Natural Gas Inc 4 00 5 00 due 5 1 52 5 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[97]
C000212407 [Member] | Southeast Energy Authority A Cooperative District 5 00 5 50 due 10 1 30 1 1 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[97]
C000212407 [Member] | Kentucky Public Energy Authority 4 00 5 25 due 12 1 33 5 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[97]
C000212407 [Member] | Puerto Rico Sales Tax Financing Corp 4 329 4 55 due 7 1 40 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[97]
C000212407 [Member] | California Community Choice Financing Authority 3 902 5 25 due 3 1 36 4 1 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[97]
C000212407 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.20%
C000212407 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000212407 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000212407 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000212407 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000212407 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000212407 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000212407 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000212407 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000212407 [Member] | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000212407 [Member] | KENTUCKY
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000240253 [Member] | Commonwealth of Puerto Rico zero coupon 5 75 due 7 1 27 11 1 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[98]
C000240253 [Member] | Black Belt Energy Gas District 3 44 5 50 due 12 1 26 12 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[98]
C000240253 [Member] | Chicago Board of Education 4 00 6 00 due 12 1 30 12 1 46 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[98]
C000240253 [Member] | New Hampshire Business Finance Authority zero coupon 6 125 due 4 1 30 11 1 64 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[98]
C000240253 [Member] | Los Angeles Department of Water And Power 5 00 due 7 1 28 7 1 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[98]
C000240253 [Member] | Main Street Natural Gas Inc 4 00 5 00 due 5 1 52 5 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[98]
C000240253 [Member] | Southeast Energy Authority A Cooperative District 5 00 5 50 due 10 1 30 1 1 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[98]
C000240253 [Member] | Kentucky Public Energy Authority 4 00 5 25 due 12 1 33 5 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[98]
C000240253 [Member] | Puerto Rico Sales Tax Financing Corp 4 329 4 55 due 7 1 40 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[98]
C000240253 [Member] | California Community Choice Financing Authority 3 902 5 25 due 3 1 36 4 1 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[98]
C000240253 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.20%
C000240253 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000240253 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000240253 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000240253 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000240253 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000240253 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000240253 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000240253 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000240253 [Member] | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000240253 [Member] | KENTUCKY
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000212406 [Member] | Commonwealth of Puerto Rico zero coupon 5 75 due 7 1 27 11 1 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[99]
C000212406 [Member] | Black Belt Energy Gas District 3 44 5 50 due 12 1 26 12 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[99]
C000212406 [Member] | Chicago Board of Education 4 00 6 00 due 12 1 30 12 1 46 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[99]
C000212406 [Member] | New Hampshire Business Finance Authority zero coupon 6 125 due 4 1 30 11 1 64 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[99]
C000212406 [Member] | Los Angeles Department of Water And Power 5 00 due 7 1 28 7 1 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[99]
C000212406 [Member] | Main Street Natural Gas Inc 4 00 5 00 due 5 1 52 5 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[99]
C000212406 [Member] | Southeast Energy Authority A Cooperative District 5 00 5 50 due 10 1 30 1 1 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[99]
C000212406 [Member] | Kentucky Public Energy Authority 4 00 5 25 due 12 1 33 5 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[99]
C000212406 [Member] | Puerto Rico Sales Tax Financing Corp 4 329 4 55 due 7 1 40 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[99]
C000212406 [Member] | California Community Choice Financing Authority 3 902 5 25 due 3 1 36 4 1 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[99]
C000212406 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.20%
C000212406 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000212406 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000212406 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000212406 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000212406 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000212406 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000212406 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000212406 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000212406 [Member] | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000212406 [Member] | KENTUCKY
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000212401 [Member] | Commonwealth of Puerto Rico zero coupon 5 75 due 7 1 27 11 1 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[100]
C000212401 [Member] | Black Belt Energy Gas District 3 44 5 50 due 12 1 26 12 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[100]
C000212401 [Member] | Chicago Board of Education 4 00 6 00 due 12 1 30 12 1 46 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[100]
C000212401 [Member] | New Hampshire Business Finance Authority zero coupon 6 125 due 4 1 30 11 1 64 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[100]
C000212401 [Member] | Los Angeles Department of Water And Power 5 00 due 7 1 28 7 1 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[100]
C000212401 [Member] | Main Street Natural Gas Inc 4 00 5 00 due 5 1 52 5 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[100]
C000212401 [Member] | Southeast Energy Authority A Cooperative District 5 00 5 50 due 10 1 30 1 1 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[100]
C000212401 [Member] | Kentucky Public Energy Authority 4 00 5 25 due 12 1 33 5 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[100]
C000212401 [Member] | Puerto Rico Sales Tax Financing Corp 4 329 4 55 due 7 1 40 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[100]
C000212401 [Member] | California Community Choice Financing Authority 3 902 5 25 due 3 1 36 4 1 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[100]
C000212401 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.20%
C000212401 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000212401 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000212401 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000212401 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000212401 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000212401 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000212401 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000212401 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000212401 [Member] | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000212401 [Member] | KENTUCKY
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000250195 [Member] | Commonwealth of Puerto Rico zero coupon 5 75 due 7 1 27 11 1 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[101]
C000250195 [Member] | Black Belt Energy Gas District 3 44 5 50 due 12 1 26 12 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[101]
C000250195 [Member] | Chicago Board of Education 4 00 6 00 due 12 1 30 12 1 46 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[101]
C000250195 [Member] | New Hampshire Business Finance Authority zero coupon 6 125 due 4 1 30 11 1 64 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[101]
C000250195 [Member] | Los Angeles Department of Water And Power 5 00 due 7 1 28 7 1 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[101]
C000250195 [Member] | Main Street Natural Gas Inc 4 00 5 00 due 5 1 52 5 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[101]
C000250195 [Member] | Southeast Energy Authority A Cooperative District 5 00 5 50 due 10 1 30 1 1 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[101]
C000250195 [Member] | Kentucky Public Energy Authority 4 00 5 25 due 12 1 33 5 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[101]
C000250195 [Member] | Puerto Rico Sales Tax Financing Corp 4 329 4 55 due 7 1 40 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[101]
C000250195 [Member] | California Community Choice Financing Authority 3 902 5 25 due 3 1 36 4 1 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[101]
C000250195 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.20%
C000250195 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000250195 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000250195 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000250195 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000250195 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000250195 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000250195 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000250195 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000250195 [Member] | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000250195 [Member] | KENTUCKY
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000212403 [Member] | Commonwealth of Puerto Rico zero coupon 5 75 due 7 1 27 11 1 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[102]
C000212403 [Member] | Black Belt Energy Gas District 3 44 5 50 due 12 1 26 12 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[102]
C000212403 [Member] | Chicago Board of Education 4 00 6 00 due 12 1 30 12 1 46 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[102]
C000212403 [Member] | New Hampshire Business Finance Authority zero coupon 6 125 due 4 1 30 11 1 64 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[102]
C000212403 [Member] | Los Angeles Department of Water And Power 5 00 due 7 1 28 7 1 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[102]
C000212403 [Member] | Main Street Natural Gas Inc 4 00 5 00 due 5 1 52 5 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[102]
C000212403 [Member] | Southeast Energy Authority A Cooperative District 5 00 5 50 due 10 1 30 1 1 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[102]
C000212403 [Member] | Kentucky Public Energy Authority 4 00 5 25 due 12 1 33 5 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[102]
C000212403 [Member] | Puerto Rico Sales Tax Financing Corp 4 329 4 55 due 7 1 40 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[102]
C000212403 [Member] | California Community Choice Financing Authority 3 902 5 25 due 3 1 36 4 1 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[102]
C000212403 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.20%
C000212403 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000212403 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000212403 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000212403 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000212403 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000212403 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000212403 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000212403 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000212403 [Member] | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000212403 [Member] | KENTUCKY
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000242887 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[103]
C000242887 [Member] | Stifel Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[103]
C000242887 [Member] | JFrog Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[103]
C000242887 [Member] | Insmed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[103]
C000242887 [Member] | Entegris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[103]
C000242887 [Member] | Lattice Semiconductor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[103]
C000242887 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[103]
C000242887 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[103]
C000242887 [Member] | BWX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[103]
C000242887 [Member] | Argenx SE ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[103]
C000242887 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000242887 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000242887 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000242887 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000242887 [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000242887 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000242887 [Member] | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000242887 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000242887 [Member] | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000242887 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000242887 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000242886 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[104]
C000242886 [Member] | Stifel Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[104]
C000242886 [Member] | JFrog Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[104]
C000242886 [Member] | Insmed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[104]
C000242886 [Member] | Entegris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[104]
C000242886 [Member] | Lattice Semiconductor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[104]
C000242886 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[104]
C000242886 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[104]
C000242886 [Member] | BWX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[104]
C000242886 [Member] | Argenx SE ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[104]
C000242886 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000242886 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000242886 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000242886 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000242886 [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000242886 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000242886 [Member] | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000242886 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000242886 [Member] | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000242886 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000242886 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000242885 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[105]
C000242885 [Member] | Stifel Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[105]
C000242885 [Member] | JFrog Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[105]
C000242885 [Member] | Insmed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[105]
C000242885 [Member] | Entegris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[105]
C000242885 [Member] | Lattice Semiconductor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[105]
C000242885 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[105]
C000242885 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[105]
C000242885 [Member] | BWX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[105]
C000242885 [Member] | Argenx SE ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[105]
C000242885 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000242885 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000242885 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000242885 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000242885 [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000242885 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000242885 [Member] | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000242885 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000242885 [Member] | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000242885 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000242885 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000242888 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[106]
C000242888 [Member] | Stifel Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[106]
C000242888 [Member] | JFrog Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[106]
C000242888 [Member] | Insmed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[106]
C000242888 [Member] | Entegris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[106]
C000242888 [Member] | Lattice Semiconductor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[106]
C000242888 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[106]
C000242888 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[106]
C000242888 [Member] | BWX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[106]
C000242888 [Member] | Argenx SE ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[106]
C000242888 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000242888 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000242888 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000242888 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000242888 [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000242888 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000242888 [Member] | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000242888 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000242888 [Member] | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000242888 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000242888 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000243741 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[107]
C000243741 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[107]
C000243741 [Member] | Keyence Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[107]
C000243741 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[107]
C000243741 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[107]
C000243741 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[107]
C000243741 [Member] | AutoZone Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[107]
C000243741 [Member] | CME Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[107]
C000243741 [Member] | Moodys Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[107]
C000243741 [Member] | InterContinental Hotels Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[107]
C000243741 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000243741 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000243741 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000243741 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000243741 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000243741 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000243741 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	70.60%
C000243741 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000243741 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000243740 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[108]
C000243740 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[108]
C000243740 [Member] | Keyence Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[108]
C000243740 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[108]
C000243740 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[108]
C000243740 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[108]
C000243740 [Member] | AutoZone Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[108]
C000243740 [Member] | CME Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[108]
C000243740 [Member] | Moodys Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[108]
C000243740 [Member] | InterContinental Hotels Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[108]
C000243740 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000243740 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000243740 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000243740 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000243740 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000243740 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000243740 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	70.60%
C000243740 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000243740 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000243739 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[109]
C000243739 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[109]
C000243739 [Member] | Keyence Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[109]
C000243739 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[109]
C000243739 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[109]
C000243739 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[109]
C000243739 [Member] | AutoZone Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[109]
C000243739 [Member] | CME Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[109]
C000243739 [Member] | Moodys Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[109]
C000243739 [Member] | InterContinental Hotels Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[109]
C000243739 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000243739 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000243739 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000243739 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000243739 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000243739 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000243739 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	70.60%
C000243739 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000243739 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000243737 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[110]
C000243737 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[110]
C000243737 [Member] | Keyence Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[110]
C000243737 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[110]
C000243737 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[110]
C000243737 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[110]
C000243737 [Member] | AutoZone Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[110]
C000243737 [Member] | CME Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[110]
C000243737 [Member] | Moodys Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[110]
C000243737 [Member] | InterContinental Hotels Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[110]
C000243737 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000243737 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000243737 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000243737 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000243737 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000243737 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000243737 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	70.60%
C000243737 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000243737 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000243738 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[111]
C000243738 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[111]
C000243738 [Member] | Keyence Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[111]
C000243738 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[111]
C000243738 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[111]
C000243738 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[111]
C000243738 [Member] | AutoZone Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[111]
C000243738 [Member] | CME Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[111]
C000243738 [Member] | Moodys Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[111]
C000243738 [Member] | InterContinental Hotels Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[111]
C000243738 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000243738 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000243738 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000243738 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000243738 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000243738 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000243738 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	70.60%
C000243738 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000243738 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000243743 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[112]
C000243743 [Member] | Keyence Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[112]
C000243743 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[112]
C000243743 [Member] | InterContinental Hotels Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[112]
C000243743 [Member] | EssilorLuxottica SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[112]
C000243743 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[112]
C000243743 [Member] | Air Liquide SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[112]
C000243743 [Member] | Nestle SA Registered [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[112]
C000243743 [Member] | Cie Financiere Richemont SA Registered [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[112]
C000243743 [Member] | London Stock Exchange Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[112]
C000243743 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000243743 [Member] | Canada Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000243743 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000243743 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000243743 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000243743 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000243743 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000243743 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000243743 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000243743 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000243743 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000243750 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[113]
C000243750 [Member] | Keyence Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[113]
C000243750 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[113]
C000243750 [Member] | InterContinental Hotels Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[113]
C000243750 [Member] | EssilorLuxottica SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[113]
C000243750 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[113]
C000243750 [Member] | Air Liquide SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[113]
C000243750 [Member] | Nestle SA Registered [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[113]
C000243750 [Member] | Cie Financiere Richemont SA Registered [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[113]
C000243750 [Member] | London Stock Exchange Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[113]
C000243750 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000243750 [Member] | Canada Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000243750 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000243750 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000243750 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000243750 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000243750 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000243750 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000243750 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000243750 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000243750 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000243746 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[114]
C000243746 [Member] | Keyence Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[114]
C000243746 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[114]
C000243746 [Member] | InterContinental Hotels Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[114]
C000243746 [Member] | EssilorLuxottica SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[114]
C000243746 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[114]
C000243746 [Member] | Air Liquide SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[114]
C000243746 [Member] | Nestle SA Registered [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[114]
C000243746 [Member] | Cie Financiere Richemont SA Registered [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[114]
C000243746 [Member] | London Stock Exchange Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[114]
C000243746 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000243746 [Member] | Canada Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000243746 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000243746 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000243746 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000243746 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000243746 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000243746 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000243746 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000243746 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000243746 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000243745 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[115]
C000243745 [Member] | Keyence Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[115]
C000243745 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[115]
C000243745 [Member] | InterContinental Hotels Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[115]
C000243745 [Member] | EssilorLuxottica SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[115]
C000243745 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[115]
C000243745 [Member] | Air Liquide SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[115]
C000243745 [Member] | Nestle SA Registered [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[115]
C000243745 [Member] | Cie Financiere Richemont SA Registered [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[115]
C000243745 [Member] | London Stock Exchange Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[115]
C000243745 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000243745 [Member] | Canada Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000243745 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000243745 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000243745 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000243745 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000243745 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000243745 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000243745 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000243745 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000243745 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000243744 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[116]
C000243744 [Member] | Keyence Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[116]
C000243744 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[116]
C000243744 [Member] | InterContinental Hotels Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[116]
C000243744 [Member] | EssilorLuxottica SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[116]
C000243744 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[116]
C000243744 [Member] | Air Liquide SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[116]
C000243744 [Member] | Nestle SA Registered [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[116]
C000243744 [Member] | Cie Financiere Richemont SA Registered [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[116]
C000243744 [Member] | London Stock Exchange Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[116]
C000243744 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000243744 [Member] | Canada Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000243744 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000243744 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000243744 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000243744 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000243744 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000243744 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000243744 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000243744 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000243744 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000243742 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[117]
C000243742 [Member] | Keyence Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[117]
C000243742 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[117]
C000243742 [Member] | InterContinental Hotels Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[117]
C000243742 [Member] | EssilorLuxottica SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[117]
C000243742 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[117]
C000243742 [Member] | Air Liquide SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[117]
C000243742 [Member] | Nestle SA Registered [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[117]
C000243742 [Member] | Cie Financiere Richemont SA Registered [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[117]
C000243742 [Member] | London Stock Exchange Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[117]
C000243742 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000243742 [Member] | Canada Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000243742 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000243742 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000243742 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000243742 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000243742 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000243742 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000243742 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000243742 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000243742 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000243755 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[118]
C000243755 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[118]
C000243755 [Member] | Linde plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[118]
C000243755 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[118]
C000243755 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[118]
C000243755 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[118]
C000243755 [Member] | AutoZone Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[118]
C000243755 [Member] | CME Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[118]
C000243755 [Member] | Moodys Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[118]
C000243755 [Member] | Hilton Worldwide Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[118]
C000243755 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000243755 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000243755 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000243755 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000243755 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000243755 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000243755 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000243755 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000243755 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000243755 [Member] | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000243755 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000243754 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[119]
C000243754 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[119]
C000243754 [Member] | Linde plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[119]
C000243754 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[119]
C000243754 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[119]
C000243754 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[119]
C000243754 [Member] | AutoZone Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[119]
C000243754 [Member] | CME Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[119]
C000243754 [Member] | Moodys Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[119]
C000243754 [Member] | Hilton Worldwide Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[119]
C000243754 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000243754 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000243754 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000243754 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000243754 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000243754 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000243754 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000243754 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000243754 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000243754 [Member] | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000243754 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000243752 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[120]
C000243752 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[120]
C000243752 [Member] | Linde plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[120]
C000243752 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[120]
C000243752 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[120]
C000243752 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[120]
C000243752 [Member] | AutoZone Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[120]
C000243752 [Member] | CME Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[120]
C000243752 [Member] | Moodys Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[120]
C000243752 [Member] | Hilton Worldwide Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[120]
C000243752 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000243752 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000243752 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000243752 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000243752 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000243752 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000243752 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000243752 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000243752 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000243752 [Member] | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000243752 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000243751 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[121]
C000243751 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[121]
C000243751 [Member] | Linde plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[121]
C000243751 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[121]
C000243751 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[121]
C000243751 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[121]
C000243751 [Member] | AutoZone Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[121]
C000243751 [Member] | CME Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[121]
C000243751 [Member] | Moodys Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[121]
C000243751 [Member] | Hilton Worldwide Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[121]
C000243751 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000243751 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000243751 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000243751 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000243751 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000243751 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000243751 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000243751 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000243751 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000243751 [Member] | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000243751 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000243753 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[122]
C000243753 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[122]
C000243753 [Member] | Linde plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[122]
C000243753 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[122]
C000243753 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[122]
C000243753 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[122]
C000243753 [Member] | AutoZone Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[122]
C000243753 [Member] | CME Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[122]
C000243753 [Member] | Moodys Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[122]
C000243753 [Member] | Hilton Worldwide Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[122]
C000243753 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000243753 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000243753 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000243753 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000243753 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000243753 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000243753 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000243753 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000243753 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000243753 [Member] | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000243753 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000250182 [Member] | Maricopa County Pollution Control Corp Series A 3 60 due 2 1 40 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[123]
C000250182 [Member] | City of Glendale 5 00 due 7 1 38 7 1 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[123]
C000250182 [Member] | City of Goodyear 3 00 5 00 due 1 1 27 7 1 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[123]
C000250182 [Member] | Chandler Industrial Development Authority 4 00 5 00 due 6 1 49 9 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[123]
C000250182 [Member] | Pima County Unified School District No 1 5 00 due 7 1 34 7 1 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[123]
C000250182 [Member] | City of Peoria 2 00 3 375 due 7 15 32 7 15 39 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[123]
C000250182 [Member] | Maricopa County And Phoenix Industrial Development Authorities 5 75 6 50 due 3 1 55 9 1 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[123]
C000250182 [Member] | Industrial Development Authority of the City of Phoenix Arizona The 3 10 5 00 due 7 1 36 2 1 59 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[123]
C000250182 [Member] | Maricopa County Industrial Development Authority 4 00 5 00 due 1 1 32 12 1 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[123]
C000250182 [Member] | Arizona Industrial Development Authority 2 12 6 25 due 11 1 28 1 1 59 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[123]
C000250182 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000250182 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000250182 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000250182 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000250182 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000250182 [Member] | General [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000250182 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000250182 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000250182 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000250182 [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.90%
C000250181 [Member] | Maricopa County Pollution Control Corp Series A 3 60 due 2 1 40 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[124]
C000250181 [Member] | City of Glendale 5 00 due 7 1 38 7 1 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[124]
C000250181 [Member] | City of Goodyear 3 00 5 00 due 1 1 27 7 1 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[124]
C000250181 [Member] | Chandler Industrial Development Authority 4 00 5 00 due 6 1 49 9 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[124]
C000250181 [Member] | Pima County Unified School District No 1 5 00 due 7 1 34 7 1 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[124]
C000250181 [Member] | City of Peoria 2 00 3 375 due 7 15 32 7 15 39 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[124]
C000250181 [Member] | Maricopa County And Phoenix Industrial Development Authorities 5 75 6 50 due 3 1 55 9 1 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[124]
C000250181 [Member] | Industrial Development Authority of the City of Phoenix Arizona The 3 10 5 00 due 7 1 36 2 1 59 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[124]
C000250181 [Member] | Maricopa County Industrial Development Authority 4 00 5 00 due 1 1 32 12 1 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[124]
C000250181 [Member] | Arizona Industrial Development Authority 2 12 6 25 due 11 1 28 1 1 59 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[124]
C000250181 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000250181 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000250181 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000250181 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000250181 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000250181 [Member] | General [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000250181 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000250181 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000250181 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000250181 [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.90%
C000250180 [Member] | Maricopa County Pollution Control Corp Series A 3 60 due 2 1 40 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[125]
C000250180 [Member] | City of Glendale 5 00 due 7 1 38 7 1 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[125]
C000250180 [Member] | City of Goodyear 3 00 5 00 due 1 1 27 7 1 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[125]
C000250180 [Member] | Chandler Industrial Development Authority 4 00 5 00 due 6 1 49 9 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[125]
C000250180 [Member] | Pima County Unified School District No 1 5 00 due 7 1 34 7 1 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[125]
C000250180 [Member] | City of Peoria 2 00 3 375 due 7 15 32 7 15 39 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[125]
C000250180 [Member] | Maricopa County And Phoenix Industrial Development Authorities 5 75 6 50 due 3 1 55 9 1 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[125]
C000250180 [Member] | Industrial Development Authority of the City of Phoenix Arizona The 3 10 5 00 due 7 1 36 2 1 59 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[125]
C000250180 [Member] | Maricopa County Industrial Development Authority 4 00 5 00 due 1 1 32 12 1 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[125]
C000250180 [Member] | Arizona Industrial Development Authority 2 12 6 25 due 11 1 28 1 1 59 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[125]
C000250180 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000250180 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000250180 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000250180 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000250180 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000250180 [Member] | General [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000250180 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000250180 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000250180 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000250180 [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.90%
C000250179 [Member] | Maricopa County Pollution Control Corp Series A 3 60 due 2 1 40 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[126]
C000250179 [Member] | City of Glendale 5 00 due 7 1 38 7 1 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[126]
C000250179 [Member] | City of Goodyear 3 00 5 00 due 1 1 27 7 1 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[126]
C000250179 [Member] | Chandler Industrial Development Authority 4 00 5 00 due 6 1 49 9 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[126]
C000250179 [Member] | Pima County Unified School District No 1 5 00 due 7 1 34 7 1 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[126]
C000250179 [Member] | City of Peoria 2 00 3 375 due 7 15 32 7 15 39 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[126]
C000250179 [Member] | Maricopa County And Phoenix Industrial Development Authorities 5 75 6 50 due 3 1 55 9 1 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[126]
C000250179 [Member] | Industrial Development Authority of the City of Phoenix Arizona The 3 10 5 00 due 7 1 36 2 1 59 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[126]
C000250179 [Member] | Maricopa County Industrial Development Authority 4 00 5 00 due 1 1 32 12 1 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[126]
C000250179 [Member] | Arizona Industrial Development Authority 2 12 6 25 due 11 1 28 1 1 59 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[126]
C000250179 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000250179 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000250179 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000250179 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000250179 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000250179 [Member] | General [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000250179 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000250179 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000250179 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000250179 [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.90%
C000250185 [Member] | Colorado Health Facilities Authority 3 35 5 25 due 11 1 28 11 15 60 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[127]
C000250185 [Member] | Colorado Housing and Finance Authority 2 10 6 25 due 11 1 35 5 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[127]
C000250185 [Member] | City And County of Denver 4 00 5 75 due 11 15 31 11 15 40 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[127]
C000250185 [Member] | Public Authority for Colorado Energy 6 50 due 11 15 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[127]
C000250185 [Member] | Denver City And County School District No 1 3 00 5 50 due 12 1 43 12 1 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[127]
C000250185 [Member] | Adams County School District No 14 5 00 5 50 due 12 1 34 12 1 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[127]
C000250185 [Member] | City of Colorado Springs 3 15 5 00 due 11 15 40 12 1 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[127]
C000250185 [Member] | Commonwealth of Puerto Rico zero coupon 5 625 due 7 1 27 11 1 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[127]
C000250185 [Member] | Midcities Metropolitan District No 2 5 00 due 12 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[127]
C000250185 [Member] | Black Belt Energy Gas District 5 00 due 7 1 28 10 1 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[127]
C000250185 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000250185 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000250185 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000250185 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000250185 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000250185 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000250185 [Member] | Certificate of Participation Lease [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000250185 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000250185 [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000250186 [Member] | Colorado Health Facilities Authority 3 35 5 25 due 11 1 28 11 15 60 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[128]
C000250186 [Member] | Colorado Housing and Finance Authority 2 10 6 25 due 11 1 35 5 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[128]
C000250186 [Member] | City And County of Denver 4 00 5 75 due 11 15 31 11 15 40 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[128]
C000250186 [Member] | Public Authority for Colorado Energy 6 50 due 11 15 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[128]
C000250186 [Member] | Denver City And County School District No 1 3 00 5 50 due 12 1 43 12 1 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[128]
C000250186 [Member] | Adams County School District No 14 5 00 5 50 due 12 1 34 12 1 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[128]
C000250186 [Member] | City of Colorado Springs 3 15 5 00 due 11 15 40 12 1 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[128]
C000250186 [Member] | Commonwealth of Puerto Rico zero coupon 5 625 due 7 1 27 11 1 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[128]
C000250186 [Member] | Midcities Metropolitan District No 2 5 00 due 12 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[128]
C000250186 [Member] | Black Belt Energy Gas District 5 00 due 7 1 28 10 1 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[128]
C000250186 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000250186 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000250186 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000250186 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000250186 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000250186 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000250186 [Member] | Certificate of Participation Lease [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000250186 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000250186 [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000250183 [Member] | Colorado Health Facilities Authority 3 35 5 25 due 11 1 28 11 15 60 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[129]
C000250183 [Member] | Colorado Housing and Finance Authority 2 10 6 25 due 11 1 35 5 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[129]
C000250183 [Member] | City And County of Denver 4 00 5 75 due 11 15 31 11 15 40 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[129]
C000250183 [Member] | Public Authority for Colorado Energy 6 50 due 11 15 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[129]
C000250183 [Member] | Denver City And County School District No 1 3 00 5 50 due 12 1 43 12 1 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[129]
C000250183 [Member] | Adams County School District No 14 5 00 5 50 due 12 1 34 12 1 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[129]
C000250183 [Member] | City of Colorado Springs 3 15 5 00 due 11 15 40 12 1 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[129]
C000250183 [Member] | Commonwealth of Puerto Rico zero coupon 5 625 due 7 1 27 11 1 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[129]
C000250183 [Member] | Midcities Metropolitan District No 2 5 00 due 12 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[129]
C000250183 [Member] | Black Belt Energy Gas District 5 00 due 7 1 28 10 1 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[129]
C000250183 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000250183 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000250183 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000250183 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000250183 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000250183 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000250183 [Member] | Certificate of Participation Lease [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000250183 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000250183 [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000250184 [Member] | Colorado Health Facilities Authority 3 35 5 25 due 11 1 28 11 15 60 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[130]
C000250184 [Member] | Colorado Housing and Finance Authority 2 10 6 25 due 11 1 35 5 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[130]
C000250184 [Member] | City And County of Denver 4 00 5 75 due 11 15 31 11 15 40 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[130]
C000250184 [Member] | Public Authority for Colorado Energy 6 50 due 11 15 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[130]
C000250184 [Member] | Denver City And County School District No 1 3 00 5 50 due 12 1 43 12 1 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[130]
C000250184 [Member] | Adams County School District No 14 5 00 5 50 due 12 1 34 12 1 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[130]
C000250184 [Member] | City of Colorado Springs 3 15 5 00 due 11 15 40 12 1 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[130]
C000250184 [Member] | Commonwealth of Puerto Rico zero coupon 5 625 due 7 1 27 11 1 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[130]
C000250184 [Member] | Midcities Metropolitan District No 2 5 00 due 12 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[130]
C000250184 [Member] | Black Belt Energy Gas District 5 00 due 7 1 28 10 1 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[130]
C000250184 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000250184 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000250184 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000250184 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000250184 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000250184 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000250184 [Member] | Certificate of Participation Lease [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000250184 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000250184 [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000250189 [Member] | Jackson County School District No 5 5 00 due 6 15 33 6 15 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[131]
C000250189 [Member] | Metro 4 00 5 00 due 6 1 26 6 1 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[131]
C000250189 [Member] | Deschutes And Jefferson Counties School District No 2J 5 00 due 6 15 35 6 15 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[131]
C000250189 [Member] | City of Portland 2 00 5 00 due 6 15 29 12 1 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[131]
C000250189 [Member] | Oregon Health And Science University Series B 2 5 00 due 7 1 46 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[131]
C000250189 [Member] | Oregon State Facilities Authority 3 30 5 00 due 6 1 30 10 1 46 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[131]
C000250189 [Member] | Port of Portland 5 00 5 25 due 7 1 35 7 1 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[131]
C000250189 [Member] | Tri County Metropolitan Transportation District of Oregon 3 00 5 00 due 10 1 27 9 1 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[131]
C000250189 [Member] | Washington And Clackamas Counties School District No 23J 5 00 due 6 15 30 6 15 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[131]
C000250189 [Member] | State of Oregon 2 15 6 25 due 12 1 34 12 1 59 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[131]
C000250189 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000250189 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000250189 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000250189 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000250189 [Member] | General [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000250189 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000250189 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000250189 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.90%
C000250189 [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000250188 [Member] | Jackson County School District No 5 5 00 due 6 15 33 6 15 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[132]
C000250188 [Member] | Metro 4 00 5 00 due 6 1 26 6 1 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[132]
C000250188 [Member] | Deschutes And Jefferson Counties School District No 2J 5 00 due 6 15 35 6 15 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[132]
C000250188 [Member] | City of Portland 2 00 5 00 due 6 15 29 12 1 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[132]
C000250188 [Member] | Oregon Health And Science University Series B 2 5 00 due 7 1 46 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[132]
C000250188 [Member] | Oregon State Facilities Authority 3 30 5 00 due 6 1 30 10 1 46 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[132]
C000250188 [Member] | Port of Portland 5 00 5 25 due 7 1 35 7 1 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[132]
C000250188 [Member] | Tri County Metropolitan Transportation District of Oregon 3 00 5 00 due 10 1 27 9 1 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[132]
C000250188 [Member] | Washington And Clackamas Counties School District No 23J 5 00 due 6 15 30 6 15 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[132]
C000250188 [Member] | State of Oregon 2 15 6 25 due 12 1 34 12 1 59 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[132]
C000250188 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000250188 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000250188 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000250188 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000250188 [Member] | General [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000250188 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000250188 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000250188 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.90%
C000250188 [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000250187 [Member] | Jackson County School District No 5 5 00 due 6 15 33 6 15 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[133]
C000250187 [Member] | Metro 4 00 5 00 due 6 1 26 6 1 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[133]
C000250187 [Member] | Deschutes And Jefferson Counties School District No 2J 5 00 due 6 15 35 6 15 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[133]
C000250187 [Member] | City of Portland 2 00 5 00 due 6 15 29 12 1 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[133]
C000250187 [Member] | Oregon Health And Science University Series B 2 5 00 due 7 1 46 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[133]
C000250187 [Member] | Oregon State Facilities Authority 3 30 5 00 due 6 1 30 10 1 46 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[133]
C000250187 [Member] | Port of Portland 5 00 5 25 due 7 1 35 7 1 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[133]
C000250187 [Member] | Tri County Metropolitan Transportation District of Oregon 3 00 5 00 due 10 1 27 9 1 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[133]
C000250187 [Member] | Washington And Clackamas Counties School District No 23J 5 00 due 6 15 30 6 15 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[133]
C000250187 [Member] | State of Oregon 2 15 6 25 due 12 1 34 12 1 59 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[133]
C000250187 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000250187 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000250187 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000250187 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000250187 [Member] | General [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000250187 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000250187 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000250187 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.90%
C000250187 [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000250190 [Member] | Jackson County School District No 5 5 00 due 6 15 33 6 15 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[134]
C000250190 [Member] | Metro 4 00 5 00 due 6 1 26 6 1 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[134]
C000250190 [Member] | Deschutes And Jefferson Counties School District No 2J 5 00 due 6 15 35 6 15 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[134]
C000250190 [Member] | City of Portland 2 00 5 00 due 6 15 29 12 1 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[134]
C000250190 [Member] | Oregon Health And Science University Series B 2 5 00 due 7 1 46 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[134]
C000250190 [Member] | Oregon State Facilities Authority 3 30 5 00 due 6 1 30 10 1 46 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[134]
C000250190 [Member] | Port of Portland 5 00 5 25 due 7 1 35 7 1 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[134]
C000250190 [Member] | Tri County Metropolitan Transportation District of Oregon 3 00 5 00 due 10 1 27 9 1 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[134]
C000250190 [Member] | Washington And Clackamas Counties School District No 23J 5 00 due 6 15 30 6 15 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[134]
C000250190 [Member] | State of Oregon 2 15 6 25 due 12 1 34 12 1 59 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[134]
C000250190 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000250190 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000250190 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000250190 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000250190 [Member] | General [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000250190 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000250190 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000250190 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.90%
C000250190 [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000250194 [Member] | Utah Charter School Finance Authority 3 00 5 85 due 4 15 29 10 15 46 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[135]
C000250194 [Member] | Utah Housing Corp 2 65 6 75 due 7 1 32 7 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[135]
C000250194 [Member] | Utah Infrastructure Agency 4 00 5 50 due 10 15 30 10 15 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[135]
C000250194 [Member] | Intermountain Power Agency 5 00 5 25 due 7 1 35 7 1 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[135]
C000250194 [Member] | Downtown Revitalization Public Infrastructure District 5 00 5 25 due 6 1 31 6 1 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[135]
C000250194 [Member] | City of Salt Lake City 5 00 5 25 due 7 1 38 7 1 46 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[135]
C000250194 [Member] | Tennessee Energy Acquisition Corp 5 00 due 11 1 34 5 1 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[135]
C000250194 [Member] | City of Houston 5 25 5 50 due 7 15 38 7 1 43 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[135]
C000250194 [Member] | County of Weber 5 50 5 75 due 1 15 28 1 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[135]
C000250194 [Member] | Washington State Housing Finance Commission 3 685 3 812 due 11 20 41 3 1 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[135]
C000250194 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000250194 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000250194 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000250194 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000250194 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000250194 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000250194 [Member] | General [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000250194 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000250194 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000250194 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000250194 [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000250191 [Member] | Utah Charter School Finance Authority 3 00 5 85 due 4 15 29 10 15 46 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[136]
C000250191 [Member] | Utah Housing Corp 2 65 6 75 due 7 1 32 7 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[136]
C000250191 [Member] | Utah Infrastructure Agency 4 00 5 50 due 10 15 30 10 15 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[136]
C000250191 [Member] | Intermountain Power Agency 5 00 5 25 due 7 1 35 7 1 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[136]
C000250191 [Member] | Downtown Revitalization Public Infrastructure District 5 00 5 25 due 6 1 31 6 1 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[136]
C000250191 [Member] | City of Salt Lake City 5 00 5 25 due 7 1 38 7 1 46 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[136]
C000250191 [Member] | Tennessee Energy Acquisition Corp 5 00 due 11 1 34 5 1 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[136]
C000250191 [Member] | City of Houston 5 25 5 50 due 7 15 38 7 1 43 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[136]
C000250191 [Member] | County of Weber 5 50 5 75 due 1 15 28 1 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[136]
C000250191 [Member] | Washington State Housing Finance Commission 3 685 3 812 due 11 20 41 3 1 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[136]
C000250191 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000250191 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000250191 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000250191 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000250191 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000250191 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000250191 [Member] | General [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000250191 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000250191 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000250191 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000250191 [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000250192 [Member] | Utah Charter School Finance Authority 3 00 5 85 due 4 15 29 10 15 46 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[137]
C000250192 [Member] | Utah Housing Corp 2 65 6 75 due 7 1 32 7 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[137]
C000250192 [Member] | Utah Infrastructure Agency 4 00 5 50 due 10 15 30 10 15 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[137]
C000250192 [Member] | Intermountain Power Agency 5 00 5 25 due 7 1 35 7 1 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[137]
C000250192 [Member] | Downtown Revitalization Public Infrastructure District 5 00 5 25 due 6 1 31 6 1 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[137]
C000250192 [Member] | City of Salt Lake City 5 00 5 25 due 7 1 38 7 1 46 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[137]
C000250192 [Member] | Tennessee Energy Acquisition Corp 5 00 due 11 1 34 5 1 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[137]
C000250192 [Member] | City of Houston 5 25 5 50 due 7 15 38 7 1 43 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[137]
C000250192 [Member] | County of Weber 5 50 5 75 due 1 15 28 1 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[137]
C000250192 [Member] | Washington State Housing Finance Commission 3 685 3 812 due 11 20 41 3 1 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[137]
C000250192 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000250192 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000250192 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000250192 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000250192 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000250192 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000250192 [Member] | General [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000250192 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000250192 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000250192 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000250192 [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000250193 [Member] | Utah Charter School Finance Authority 3 00 5 85 due 4 15 29 10 15 46 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[138]
C000250193 [Member] | Utah Housing Corp 2 65 6 75 due 7 1 32 7 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[138]
C000250193 [Member] | Utah Infrastructure Agency 4 00 5 50 due 10 15 30 10 15 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[138]
C000250193 [Member] | Intermountain Power Agency 5 00 5 25 due 7 1 35 7 1 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[138]
C000250193 [Member] | Downtown Revitalization Public Infrastructure District 5 00 5 25 due 6 1 31 6 1 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[138]
C000250193 [Member] | City of Salt Lake City 5 00 5 25 due 7 1 38 7 1 46 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[138]
C000250193 [Member] | Tennessee Energy Acquisition Corp 5 00 due 11 1 34 5 1 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[138]
C000250193 [Member] | City of Houston 5 25 5 50 due 7 15 38 7 1 43 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[138]
C000250193 [Member] | County of Weber 5 50 5 75 due 1 15 28 1 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[138]
C000250193 [Member] | Washington State Housing Finance Commission 3 685 3 812 due 11 20 41 3 1 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[138]
C000250193 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000250193 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000250193 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000250193 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000250193 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000250193 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000250193 [Member] | General [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000250193 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000250193 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000250193 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000250193 [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.10%

[1]	Excluding short-term investments
[2]	Excluding short-term investments
[3]	Excluding short-term investments
[4]	Excluding short-term investments
[5]	Excluding short-term investments
[6]	Excluding short-term investments
[7]	Excluding short-term investments
[8]	Excluding short-term investments
[9]	Excluding short-term investments
[10]	Excluding short-term investments
[11]	Excluding short-term investments
[12]	Excluding short-term investments
[13]	Excluding short-term investments
[14]	Excluding short-term investments
[15]	Excluding short-term investments
[16]	Excluding short-term investments
[17]	Excluding short-term investments
[18]	Excluding short-term investments
[19]	Excluding short-term investments
[20]	Excluding short-term investments
[21]	Excluding short-term investments
[22]	Excluding short-term investments
[23]	Excluding short-term investments
[24]	Excluding short-term investments
[25]	Excluding short-term investments
[26]	Excluding short-term investments
[27]	Excluding short-term investments
[28]	Excluding short-term investments
[29]	Excluding short-term investments
[30]	Excluding short-term investments
[31]	Excluding short-term investments
[32]	Excluding short-term investments
[33]	Excluding short-term investments
[34]	Excluding short-term investments
[35]	Excluding short-term investments
[36]	Excluding short-term investments
[37]	Less than one-tenth of a percent.
[38]	Excluding short-term investments
[39]	Less than one-tenth of a percent.
[40]	Excluding short-term investments
[41]	Less than one-tenth of a percent.
[42]	Excluding short-term investments
[43]	Less than one-tenth of a percent.
[44]	Excluding short-term investments
[45]	Less than one-tenth of a percent.
[46]	Excluding short-term investments
[47]	Less than one-tenth of a percent.
[48]	Excluding short-term investments
[49]	Excluding short-term investments
[50]	Excluding short-term investments
[51]	Excluding short-term investments
[52]	Excluding short-term investments
[53]	Excluding short-term investments
[54]	Excluding short-term investments
[55]	Excluding short-term investments
[56]	Excluding short-term investments
[57]	Excluding short-term investments
[58]	Excluding short-term investments
[59]	Excluding short-term investments
[60]	Excluding short-term investments
[61]	Excluding short-term investments
[62]	Excluding short-term investments
[63]	Excluding short-term investments
[64]	Excluding short-term investments
[65]	Excluding short-term investments
[66]	Excluding short-term investments
[67]	Excluding short-term investments
[68]	Excluding short-term investments
[69]	Excluding short-term investments
[70]	Excluding short-term investments
[71]	Excluding short-term investments
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